             ANCHOR
             SERIES
             TRUST

                                                   ANNUAL
                                                   REPORT
                                                   DECEMBER 31, 2001

---------------------

              DEAR ANCHOR SERIES TRUST INVESTOR:

                  We are pleased to present our annual report for the Anchor
                Series Trust, the underlying trust for the ICAP II Variable Annuity from Anchor National Life Insurance Company and First SunAmerica Life Insurance Company. The following information from Wellington Management Company, LLP, the subadviser for the Anchor Series Trust Portfolios, should give you some insight into the markets over the past twelve months and how conditions have affected the performance of your underlying investments.

                U.S. ECONOMY AND MARKETS IN REVIEW

                  The year 2001 proved to be a difficult one for investors in the U.S. equity markets. In fact, calendar years 2000 and 2001 represented the first back-to-back years of negative returns for the S&P 500 index since 1973 - 74. The magnitude of this more recent downturn has not been as great, but that is small consolation to investors who benefited from the record returns of the late 1990's, only to see them slowly evaporate in the new millennium.

                  Although the U.S. economy appeared to be on the brink of
                recession before the tragic events of September 11, 2001, the terrorist attacks in New York City and Washington D.C. exacerbated the economic downturn. Stock prices fell even further, with the airline, insurance, and travel industries the hardest hit. However, even as capital spending plummeted and unemployment continued to climb, the U.S. consumer remained remarkably resilient. This consumer confidence helped the markets rebound in the fourth quarter of 2001, erasing all of the losses incurred after the attacks.

                  The markets did finish down in 2001, however, primarily due to the lackluster returns experienced in the January through August period. For the year, the S&P 500 index returned -11.9% and the NASDAQ Composite index returned -21.1%. Although these indices experienced negative returns, the Value sector outperformed the Growth sector by a healthy margin for the second straight year. Similarly, small companies generally outperformed large companies, as the Russell 2000 index gained +2.5% in 2001. Sector-wise, the consumer discretionary (+2.8%) and materials (+3.5%) were the only areas generating positive returns, while technology (-25.9%) and utilities (-30.4%), were the worst performing segments of the market.

                BOND MARKET REVIEW

                  Investors who chose to invest in bonds in 2001 fared much
                better than their equity counterparts. In general, interest rate reductions by the Federal Reserve Bank (475 basis points in the Fed Funds rate) during the year created a favorable backdrop for bond investing. The Lehman Brothers Aggregate index (+8.4%), Treasury index (+6.8%), and Credit index (+10.4%) all posted strong returns relative to stocks. While the decision to discontinue the issuance of 30-Year Treasuries created a temporary rally for long term government issues, it was short-lived, as yield spreads finished the year where they began. High yield issues, as measured by the Lehman Brothers High Yield index, gained +5.3% for the year, spurred by a rally late in 2001. Default rates rose to levels not seen in a decade, but a decline in yield spreads of nearly 200 basis points offset a portion of the negative credit news.
                                                           ---------------------

---------------------

                NON-U.S. MARKETS

                  The stock market malaise in the U.S. spread throughout the world during the reporting period, as foreign markets also endured another disappointing year. Although fourth quarter rallies were impressive, they could not erase all of the losses incurred up to that point. The MSCI EAFE index ($U.S.) returned -21.4% for 2001, leading all of the non-U.S. developed markets into negative territory. Market returns in London (-14.1%), Frankfurt (-19.8%), Paris (-20.3%), and Tokyo (-18.9%) were all disappointing. For U.S. investors, these losses were compounded by currency fluctuations, as the U.S. dollar was stronger in 2001. Emerging markets fared better, as the MSCI Emerging Free ($U.S.) index posted a return of -2.4% for the year.

                ANCHOR SERIES TRUST PORTFOLIO REVIEW

                  Within this context, the Anchor Series Trust Portfolios
                performed relatively well compared to their competitors in 2001. Keeping in mind that nearly all Lipper equity categories experienced negative returns, the best performing equity portfolio within the Anchor Series lineup was the Natural Resources Portfolio, which returned -1.1%. While the Capital Appreciation, Growth and Growth & Income portfolios experienced negative returns during the reporting period, they performed as well as or better than their peers did. As mentioned earlier, growth investors suffered last year, as evidenced by the -21% return of the NASDAQ Composite index. In contrast, the Capital Appreciation Portfolio returned -12.6%. The Growth & Income and Growth portfolios fared a little better, returning -11.4% and -13.1%, respectively.

                  On the fixed-income and asset allocation side, your Anchor
                Series Trust portfolios also performed well. The Government & Quality Bond (+6.9%), Multi-Asset (-4.3%), and Strategic Multi-Asset (-7.4%) portfolios all finished the year in the top half of their Lipper peer groups. The Money Market Portfolio returned +3.7%, matching its competitors.

                  The one exception to an overall good performance by the Trust
                Portfolios, was the High Yield Portfolio. The Anchor Series Trust Board of Trustees voted to close this Portfolio on December 21, 2001, due to steady investor redemptions and volatile cash flow inflows and outflows. These factors made management of the portfolio difficult and costly. The Portfolio returned -3.04% for the period from 12/31/00 - 12/21/01, at which point it was terminated.

                  Six of the eight portfolios that were in existence for the entire year (the High Yield Portfolio excluded), were in either the first or second quartiles of their respective Lipper groups, capping what we consider a steady year in a volatile market. We strive for consistent returns over long periods of time and note that over the three-, five- and ten-year periods, six of the Anchor Series Trust Portfolios ranked in the first or second quartile of their Lipper groups for each period. We believe this second year of market upheavals reinforced the fundamental investment principle of maintaining a diversified portfolio.

                OUTLOOK

                  While economic weakness may linger for a few months, we think the bottom of the U.S. recession is near. The combination of monetary and fiscal stimulus, falling energy bills, and more stable financial markets gives us confidence that an economic recovery
---------------------
    2

---------------------

                will emerge by spring 2002. We expect corporate profits to gradually recover and equity returns to move back into positive territory. The Federal Reserve may soon be through cutting interest rates, but it will be some time before they contemplate raising them again.

                  Consumer confidence remained strong throughout 2001, and we look for modest growth in consumer spending this year as the labor market begins to improve, tax cuts take effect, and energy prices fall. Capital spending is expected to come back, but we believe it may be delayed until the second half of 2002 by low corporate profits and an overhang of excess capacity. Finally, we expect that a recovery in unit demand, productivity gains, falling materials prices, and lower interest expense will all combine to produce a rebound in corporate earnings later this year.

                  Our forecast for the world economy is also positive, even
                against a backdrop of the war against terrorism. The global coalition has so far enjoyed surprisingly good results. We remain cautious, however, as the impact of the war and fallout from the battered technology sector unfold throughout 2002.

                  This concludes the overview from Wellington Management
                Company. We look forward to reporting to you once again in six month's time and appreciate the confidence you place in us with your investment assets.

                Sincerely,

                /s/ JAY WINTROB

                Jay Wintrob
                President and Chief Executive Officer,
                Anchor National Life Insurance Company
                First SunAmerica Life Insurance Company

                February 11, 2002
                -------------------------------

                Note: All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results.

                Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government agency.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    MONEY MARKET PORTFOLIO             INVESTMENT PORTFOLIO -- DECEMBER 31, 2001

                                                                                     PRINCIPAL
                                      SHORT-TERM SECURITIES -- 93.9%                   AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------
                       BANK NOTES -- 8.7%
                       Abbey National Treasury 2.00% due 2/15/02...................  $1,000,000   $ 1,000,000
                       American Express Centurion Bank 1.83% due 2/20/02...........   1,000,000     1,000,000
                       J.P. Morgan Chase & Co. 1.75% due 3/13/02...................   1,000,000     1,000,000
                                                                                                  ------------
                       TOTAL BANK NOTES (cost $3,000,000)..........................                 3,000,000
                                                                                                  ------------
                       COMMERCIAL PAPER -- 23.3%
                       Ciesco LP 1.83% due 2/4/02..................................     680,000       678,825
                       Columbia University Trustees 2.16% due 2/4/02...............   1,000,000       997,960
                       Edison Asset Security 1.76% due 2/13/02.....................     500,000       498,949
                       Eureka Securitization, Inc. 1.85% due 2/13/02...............     680,000       678,310
                       Falcon Asset Securitization Corp. 1.90% due 1/22/02.........     680,000       679,246
                       General Electric Capital Corp. 1.80% due 3/27/02............   1,300,000     1,294,475
                       Kittyhawk Funding 1.93% due 1/30/02.........................     680,000       678,943
                       Montana Blanc Capital Corp. 1.80% due 1/22/02...............   1,000,000       998,950
                       Prudential Funding Corp. 2.20% due 4/23/02..................   1,000,000       993,156
                       Windmill Funding Corp. 1.88% due 1/23/02....................     500,000       499,425
                                                                                                  ------------
                       TOTAL COMMERCIAL PAPER (cost $7,998,239)....................                 7,998,239
                                                                                                  ------------
                       CORPORATE SHORT-TERM NOTES -- 17.5%
                       Kimberly-Clark Corp. 1.75% due 2/22/02......................   1,000,000       997,472
                       Lasalle National 2.07% due 2/4/02...........................   1,000,000     1,000,000
                       Nationwide 2.00% due 2/13/02................................   1,000,000       997,611
                       Monumental Life Insurance 5.58% due 3/31/02.................   1,000,000     1,000,000
                       Westdeutsche Lands 2.00% due 2/13/02........................   1,000,000     1,000,000
                       Wilmington Trust Co. 1.83% due 2/28/02......................   1,000,000     1,000,000
                                                                                                  ------------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $5,995,083)..........                 5,995,083
                                                                                                  ------------
                       U.S. GOVERNMENT & AGENCIES -- 44.4%
                       Federal Farm Credit Bank 2.20% due 3/1/02...................     148,000       147,466
                       Federal Home Loan Bank 2.25% due 1/7/02.....................   1,000,000       999,625
                       Federal Home Loan Mortgage Corp. 1.75% due 2/5/02...........   4,000,000     3,993,194
                       Federal National Mortgage Association 1.75% due 3/7/02......   3,000,000     2,990,521
                       Federal National Mortgage Association 1.77% due 3/7/02......     676,000       673,839
                       Federal National Mortgage Association 1.95% due 2/22/02.....     500,000       498,592
                       Federal National Mortgage Association 1.99% due 11/29/02....   1,000,000       999,749
                       Federal National Mortgage Association 2.17% due 4/11/02.....   1,520,000     1,510,838
                       Federal National Mortgage Association 2.25% due 1/17/02.....   3,460,000     3,456,540
                                                                                                  ------------
                       TOTAL U.S. GOVERNMENT & AGENCIES (cost $15,270,364).........                15,270,364
                                                                                                  ------------
                       TOTAL SHORT-TERM SECURITIES (cost $32,263,686)..............                32,263,686
                                                                                                  ------------

---------------------

                                                                                     PRINCIPAL
                                       REPURCHASE AGREEMENT -- 4.2%                    AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (see Note 3)
                         (cost $1,455,000).........................................  $1,455,000   $ 1,455,000
                                                                                                  ------------

                       TOTAL INVESTMENTS --
                         (cost $33,718,686)                                   98.1%                33,718,686
                       Other assets less liabilities --                        1.9                    656,023
                                                                             -----                ------------
                       NET ASSETS --                                         100.0%               $34,374,709
                                                                             ======               ============

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    GOVERNMENT & QUALITY BOND
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 2001

                                                                                      PRINCIPAL
                                          BONDS & NOTES -- 90.3%                       AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       ASSET-BACKED SECURITIES -- 2.5%
                       American Airlines Pass Through Trust 7.02% 2011.............  $ 3,225,000   $  3,130,165
                       American Airlines Pass Through Trust 7.86% 2011*............    1,430,000      1,427,011
                       BMW Vehicle Owner Trust 5.11% 2006..........................    2,540,000      2,599,969
                       Harley Davidson Eaglemark Motorcycle Trust 7.07% 2004.......    1,355,553      1,382,106
                       Toyota Auto Receivables Owner Trust 7.18% 2004..............    4,591,700      4,732,298
                       US Airways Pass Through Trust 7.08% 2022....................    4,991,327      4,837,843
                                                                                                   -------------
                                                                                                     18,109,392
                                                                                                   -------------
                       CONSUMER STAPLES -- 0.5%
                       Kraft Foods, Inc. 5.63% 2011................................    3,735,000      3,622,240
                                                                                                   -------------
                       FINANCE -- 7.6%
                       Ace INA Holdings, Inc. 8.30% 2006...........................    5,000,000      5,429,200
                       Alliance Capital Management LP 5.63% 2006...................    4,965,000      4,999,114
                       Citicorp 6.75% 2007.........................................    5,000,000      5,233,750
                       Ford Motor Credit Co. 7.20% 2007............................    5,000,000      5,030,000
                       General Electric Capital Corp. 7.50% 2035...................    5,000,000      5,549,450
                       General Motors Acceptance Corp. 7.50% 2005..................    5,000,000      5,197,850
                       General Reinsurance Corp. 9.00% 2009........................    5,000,000      5,668,300
                       J.P. Morgan & Co., Inc. 6.25% 2005..........................    5,000,000      5,219,950
                       Ohio National Life Insurance Co. 8.50% 2026*................      200,000        193,520
                       Postal Square LP 8.95% 2022.................................    4,494,350      5,415,872
                       Tyco Capital Corp. 5.63% 2004...............................    5,000,000      5,140,750
                       United States Bancorp 7.50% 2026............................      400,000        436,888
                                                                                                   -------------
                                                                                                     53,514,644
                                                                                                   -------------
                       FOREIGN GOVERNMENT BOND -- 0.7%
                       Province of British Columbia 4.63% 2006.....................    5,000,000      4,905,150
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 8.8%
                       Daimlerchrysler North America Holding Corp. 7.25% 2006......    5,000,000      5,182,500
                       Diageo Capital, Plc. 6.13% 2005.............................    5,000,000      5,186,400
                       Hewlett-Packard Co. 7.15% 2005..............................    5,000,000      5,202,750
                       Lowe's Companies, Inc. 7.50% 2005...........................    5,000,000      5,393,800
                       Pitney Bowes, Inc. 5.50% 2004...............................    5,000,000      5,049,300
                       Reed Elsevier Capital, Inc. 6.75% 2011......................    2,705,000      2,754,204
                       SCL Term Aereo Santiago S.A. 6.95% 2012*....................    5,000,000      4,969,150
                       Stanford University 6.88% 2024..............................    5,000,000      4,975,480
                       Target Corp. 5.50% 2007.....................................    5,000,000      5,048,650
                       Unilever Capital Corp. 6.88% 2005...........................    5,000,000      5,328,900
                       United Technologies Corp. 6.63% 2004........................    5,000,000      5,322,425
                       Unitedhealth Group, Inc. 7.50% 2005.........................    2,250,000      2,412,338
                       Wal-Mart Stores, Inc. 6.75% 2023............................    5,000,000      5,220,950
                                                                                                   -------------
                                                                                                     62,046,847
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 0.7%
                       Viacom, Inc. 6.40% 2006.....................................    5,000,000      5,174,250
                                                                                                   -------------

---------------------
    6

                                                                                      PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY -- 0.8%
                       Computer Sciences Corp. 7.38% 2011..........................  $ 5,000,000   $  5,290,150
                                                                                                   -------------
                       TRANSPORTATION -- 2.7%
                       Continental Airlines, Inc. 6.32% 2008.......................    5,000,000      4,357,425
                       Continental Airlines, Inc. 6.70% 2021.......................    4,897,998      4,286,728
                       FedEx Corp. 6.72% 2022......................................    4,756,215      4,556,692
                       United Parcel Service of America, Inc. 8.38% 2020...........    5,000,000      5,888,150
                                                                                                   -------------
                                                                                                     19,088,995
                                                                                                   -------------
                       U.S. GOVERNMENT & AGENCIES -- 64.4%
                       Federal Home Loan Mortgage Corp. 6.00% 2008 -- 2029.........   21,173,933     21,096,239
                       Federal Home Loan Mortgage Corp. 6.50% 2031.................   14,438,107     14,456,155
                       Federal Home Loan Mortgage Corp. 7.00% 2010 -- 2011.........    5,328,948      5,539,261
                       Federal Home Loan Mortgage Corp. 7.50% 2027.................      153,100        158,745
                       Federal Home Loan Mortgage Corp. 14.75% 2010................       37,375         44,593
                       Federal National Mortgage Association 5.38% 2011............   20,000,000     19,392,320
                       Federal National Mortgage Association 6.00% 2028 -- 2099....    7,656,861      7,521,492
                       Federal National Mortgage Association 6.50% 2012 -- 2028....   47,336,937     48,283,277
                       Federal National Mortgage Association 7.00% 2010 -- 2016....    3,618,604      3,753,126
                       Federal National Mortgage Association 6.00% TBA.............   20,000,000     19,555,200
                       Government National Mortgage Association 6.50%
                         2009 -- 2029..............................................   57,459,332     57,842,110
                       Government National Mortgage Association 7.00%
                         2009 -- 2028..............................................   19,692,500     20,229,563
                       Government National Mortgage Association 7.50%
                         2022 -- 2031..............................................   77,497,082     80,301,290
                       Government National Mortgage Association 8.00%
                         2029 -- 2031..............................................   14,437,311     15,114,908
                       Government National Mortgage Association 10.00%
                         2013 -- 2017..............................................      620,740        693,504
                       Government National Mortgage Association 11.50% 2014........        3,892          4,475
                       Government National Mortgage Association 12.00% 2016........        2,443          2,854
                       Government National Mortgage Association 12.75% 2014........       41,949         49,015
                       Government National Mortgage Association 13.50% 2014........        4,043          4,884
                       Private Export Funding Corp. 5.34% 2006.....................    5,000,000      5,107,030
                       United States Treasury Bonds 5.38% 2031.....................   35,000,000     34,491,450
                       United States Treasury Bonds 6.13% 2029.....................   20,000,000     21,168,800
                       United States Treasury Bonds 8.88% 2019.....................   20,000,000     26,831,200
                       United States Treasury Notes 5.63% 2002.....................   50,000,000     51,633,000
                                                                                                   -------------
                                                                                                    453,274,491
                                                                                                   -------------
                       UTILITIES -- 1.6%
                       Hydro Quebec 8.40% 2022.....................................    5,000,000      6,007,000
                       KeySpan Corp. 6.15% 2006....................................    5,000,000      5,128,750
                                                                                                   -------------
                                                                                                     11,135,750
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $628,098,520).............                 636,161,909
                                                                                                   -------------
                       SHORT-TERM SECURITIES -- 5.0%
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT
                       United States Treasury Bills 2.17% due 1/10/02..............   25,000,000     24,986,438
                       United States Treasury Bills 2.34% due 1/03/02..............   10,000,000      9,998,700
                                                                                                   -------------
                       TOTAL U.S. GOVERNMENT (cost $34,985,138)....................                  34,985,138
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL
                                       REPURCHASE AGREEMENT -- 6.7%                    AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (see Note 3) (cost
                         $46,970,000)..............................................  $46,970,000   $ 46,970,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $710,053,658)                            102.0%                      718,117,047
                       Liabilities less other assets --                  (2.0)                      (13,940,352)
                                                                      -------                      -------------
                       NET ASSETS --                                    100.0%                     $704,176,695
                                                                      =======                      =============

              -----------------------------
              * Resale restricted to qualified institutional buyers.
              TBA -- Security purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

              See Notes to Financial Statements.

---------------------
    8

---------------------

    ANCHOR SERIES TRUST
    GROWTH AND INCOME
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 2001

                                          COMMON STOCK -- 97.8%                       SHARES        VALUE
                       --------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 7.1%
                       Retail -- 7.1%
                       CVS Corp. ..................................................     9,800    $   290,080
                       Home Depot, Inc. ...........................................    10,800        550,908
                       Safeway, Inc.+..............................................     7,400        308,950
                       Wal-Mart Stores, Inc. ......................................    15,900        915,045
                                                                                                 ------------
                                                                                                   2,064,983
                                                                                                 ------------
                       CONSUMER STAPLES -- 6.1%
                       Food, Beverage & Tobacco -- 2.9%
                       Coca-Cola Co. ..............................................     8,300        391,345
                       PepsiCo, Inc. ..............................................     9,500        462,555



                       Household Products -- 3.2%
                       Gillette Co. ...............................................     4,400        146,960
                       Kimberly-Clark Corp. .......................................     7,500        448,500
                       Procter & Gamble Co. .......................................     4,000        316,520
                                                                                                 ------------
                                                                                                   1,765,880
                                                                                                 ------------
                       ENERGY -- 6.8%
                       Energy Services -- 1.3%
                       Schlumberger, Ltd. .........................................     6,700        368,165



                       Energy Sources -- 5.5%
                       ChevronTexaco Corp. ........................................     4,100        367,401
                       Exxon Mobil Corp. ..........................................    24,500        962,850
                       Royal Dutch Petroleum Co. ADR ..............................     5,600        274,512
                                                                                                 ------------
                                                                                                   1,972,928
                                                                                                 ------------
                       FINANCE -- 16.8%
                       Banks -- 9.1%
                       Bank One Corp. .............................................     8,800        343,640
                       Citigroup, Inc. ............................................    21,367      1,078,606
                       J.P. Morgan Chase & Co. ....................................    11,650        423,478
                       US Bancorp..................................................    19,108        399,930
                       Wells Fargo & Co. ..........................................     8,900        386,705



                       Financial Services -- 3.0%
                       Goldman Sachs Group, Inc. ..................................     3,300        306,075
                       Merrill Lynch & Co., Inc. ..................................    10,600        552,472



                       Insurance -- 4.7%
                       American International Group, Inc.(1).......................     8,675        688,795
                       Marsh & McLennan Cos., Inc. ................................     6,300        676,935
                                                                                                 ------------
                                                                                                   4,856,636
                                                                                                 ------------
                       HEALTHCARE -- 14.7%
                       Drugs -- 11.8%
                       American Home Products Corp. ...............................     9,900        607,464
                       Amgen, Inc.+................................................     5,200        293,488
                       Eli Lilly & Co. ............................................     1,800        141,372
                       Johnson & Johnson Co. ......................................     8,400        496,440
                       Merck & Co., Inc. ..........................................     8,000        470,400
                       Pfizer, Inc. ...............................................    16,200        645,570

                                                           ---------------------

                                         COMMON STOCK (continued)                     SHARES        VALUE
                       --------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Pharmacia Corp. ............................................    11,480    $   489,622
                       Schering-Plough Corp. ......................................     7,300        261,413



                       Health Services -- 1.0%
                       HCA Co. ....................................................     7,300        281,342



                       Medical Products -- 1.9%
                       Abbott Laboratories, Inc....................................    10,100        563,075
                                                                                                 ------------
                                                                                                   4,250,186
                                                                                                 ------------
                       INDUSTRIAL & COMMERCIAL -- 10.3%
                       Aerospace & Military Technology -- 1.7%
                       Boeing Co. .................................................     6,500        252,070
                       Lockheed Martin Corp. ......................................     5,000        233,350



                       Business Services -- 1.1%
                       Accenture, Ltd., Class A+...................................     6,800        183,056
                       Waste Management, Inc. .....................................     4,600        146,786



                       Machinery -- 1.7%
                       Illinois Tool Works, Inc. ..................................     2,600        176,072
                       Minnesota Mining & Manufacturing Co. .......................     2,700        319,167

                       Multi-Industry -- 5.8%
                       General Electric Co. .......................................    28,500      1,142,280
                       Tyco International, Ltd. ...................................     9,100        535,990
                                                                                                 ------------
                                                                                                   2,988,771
                                                                                                 ------------
                       INFORMATION & ENTERTAINMENT -- 6.3%
                       Broadcasting & Media -- 5.3%
                       AOL Time Warner, Inc.+......................................    18,200        584,220
                       Clear Channel Communications, Inc.+.........................     3,600        183,276
                       Gannett, Inc. ..............................................     6,200        416,826
                       Liberty Media Corp., Class A+...............................    26,200        366,800



                       Leisure & Tourism -- 1.0%
                       McDonald's Corp. ...........................................    10,800        285,876
                                                                                                 ------------
                                                                                                   1,836,998
                                                                                                 ------------
                       INFORMATION TECHNOLOGY -- 17.9%
                       Communication Equipment -- 2.8%
                       Cisco Systems, Inc.+........................................    27,900        505,269
                       Motorola, Inc. .............................................    20,300        304,906



                       Computers & Business Equipment -- 4.9%
                       Dell Computer Corp.+........................................     9,700        263,646
                       EMC Corp.+..................................................    12,600        169,344
                       Hewlett-Packard Co. ........................................     7,900        162,266
                       International Business Machines Corp. ......................     5,700        689,472
                       VeriSign, Inc.+.............................................     3,512        133,597



                       Electronics -- 3.6%
                       Intel Corp. ................................................    17,300        544,085
                       Novellus Systems, Inc.+.....................................     2,200         86,790
                       Solectron Corp.+............................................    19,200        216,576
                       Texas Instruments, Inc. ....................................     7,100        198,800



                       Software -- 6.6%
                       Automatic Data Processing, Inc. ............................     7,400        435,860
                       Microsoft Corp.+............................................    17,800      1,179,606
                       Oracle Corp.+...............................................    21,300        294,153
                                                                                                 ------------
                                                                                                   5,184,370
                                                                                                 ------------

---------------------
    10

                                         COMMON STOCK (continued)                     SHARES        VALUE
                       --------------------------------------------------------------------------------------
                       MATERIALS -- 3.4%
                       Chemicals -- 2.1%
                       Dow Chemical Co. ...........................................     8,600    $   290,508
                       E.I. du Pont de Nemours and Co. ............................     7,500        318,825



                       Metals & Minerals -- 1.3%
                       Alcoa, Inc. ................................................    10,600        376,830
                                                                                                 ------------
                                                                                                     986,163
                                                                                                 ------------
                       UTILITIES -- 8.4%
                       Electric Utilities -- 2.9%
                       Emerson Electric Co. .......................................     3,500        199,850
                       Exelon Corp. ...............................................     5,525        264,537
                       FPL Group, Inc. ............................................     6,700        377,880



                       Gas & Pipeline Utilities -- 1.0%
                       El Paso Corp. ..............................................     6,800        303,348



                       Telephone -- 4.5%
                       Qwest Communications International, Inc. ...................    17,500        247,275
                       SBC Communications, Inc. ...................................     8,700        340,779
                       Verizon Communications, Inc. ...............................     6,800        322,728
                       WorldCom, Inc.+.............................................    27,650        389,312
                                                                                                 ------------
                                                                                                   2,445,709
                                                                                                 ------------
                       TOTAL INVESTMENT SECURITIES (cost $23,817,080)..............               28,352,624
                                                                                                 ------------
                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 2.4%                                   AMOUNT
                       --------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (See Note 3)
                         (cost $685,000)...........................................  $685,000        685,000
                                                                                                 ------------
                       TOTAL INVESTMENTS --
                         (cost $24,502,080)                                  100.2%               29,037,624
                       Liabilities less other assets --                       (0.2)                  (44,222)
                                                                             ------              ------------
                       NET ASSETS --                                         100.0%              $28,993,402
                                                                             ======              ============

              -----------------------------

              +   Non-income producing security.
              ADR -- American Depository Receipt.
              (1) Security represents an investment in an affiliated company.

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    GROWTH PORTFOLIO                   INVESTMENT PORTFOLIO -- DECEMBER 31, 2001

                                          COMMON STOCK -- 97.6%                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 9.3%
                       Consumer Products -- 1.2%
                       Columbia Sportswear Co.+....................................       46,700   $  1,555,110
                       Liz Claiborne, Inc. ........................................       48,700      2,422,825
                       Mattel, Inc. ...............................................      342,600      5,892,720

                       Retail -- 8.1%
                       BJ's Wholesale Club, Inc.+..................................       70,500      3,109,050
                       CVS Corp. ..................................................      184,400      5,458,240
                       Dollar General Corp. .......................................      311,868      4,646,833
                       Family Dollar Stores, Inc. .................................       68,500      2,053,630
                       Foot Locker, Inc.+ .........................................      459,000      7,183,350
                       Home Depot, Inc. ...........................................      222,300     11,339,523
                       Linens 'n Things, Inc.+.....................................      111,400      2,840,700
                       Safeway, Inc.+..............................................      120,400      5,026,700
                       Staples, Inc.+..............................................      390,100      7,294,870
                       Wal-Mart Stores, Inc. ......................................      276,000     15,883,800
                                                                                                   -------------
                                                                                                     74,707,351
                                                                                                   -------------
                       CONSUMER STAPLES -- 4.7%
                       Food, Beverage & Tobacco -- 3.0%
                       Coca-Cola Co. ..............................................      150,600      7,100,790
                       Pepsi Bottling Group, Inc. .................................       91,200      2,143,200
                       PepsiCo, Inc. ..............................................      173,600      8,452,584
                       R.J. Reynolds Tobacco Holdings, Inc. .......................      106,600      6,001,580

                       Household Products -- 1.7%
                       Gillette Co. ...............................................      136,800      4,569,120
                       Kimberly-Clark Corp. .......................................      150,700      9,011,860
                                                                                                   -------------
                                                                                                     37,279,134
                                                                                                   -------------
                       ENERGY -- 6.9%
                       Energy Services -- 1.9%
                       Exelon Corp. ...............................................      142,300      6,813,324
                       Hanover Compressor Co.+.....................................       54,200      1,369,092
                       Helmerich and Payne, Inc. ..................................       14,200        473,996
                       Schlumberger, Ltd. .........................................      123,900      6,808,305

                       Energy Sources -- 5.0%
                       Chesapeake Energy Corp. ....................................      240,400      1,589,044
                       ChevronTexaco Corp. ........................................       97,100      8,701,131
                       EOG Resources, Inc. ........................................      255,700     10,000,427
                       Exxon Mobil Corp. ..........................................      444,900     17,484,570
                       Patina Oil & Gas Corp. .....................................       14,900        409,750
                       Swift Energy Co.+...........................................       76,800      1,551,360
                                                                                                   -------------
                                                                                                     55,200,999
                                                                                                   -------------

---------------------
    12

                                         COMMON STOCK (continued)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       FINANCE -- 16.9%
                       Banks -- 7.4%
                       Bank One Corp. .............................................      205,400   $  8,020,870
                       Citigroup, Inc. ............................................      350,246     17,680,418
                       Commerce Bancshares, Inc. ..................................       54,195      2,113,063
                       M&T Bank Corp. .............................................      148,400     10,810,940
                       Sovereign Bancorp, Inc. ....................................      170,600      2,088,144
                       UnionBanCal Corp. ..........................................      162,300      6,167,400
                       US Bancorp..................................................      351,394      7,354,677
                       Wells Fargo & Co. ..........................................      114,600      4,979,370

                       Financial Services -- 5.3%
                       American Express Co. .......................................      126,100      4,500,509
                       Goldman Sachs Group, Inc. ..................................       60,900      5,648,475
                       Investment Technology Group, Inc.+..........................       81,600      3,188,112
                       J.P. Morgan Chase & Co. ....................................      153,600      5,583,360
                       Legg Mason, Inc. ...........................................      185,100      9,251,298
                       Merrill Lynch & Co., Inc. ..................................      165,200      8,610,224
                       State Street Corp. .........................................      105,400      5,507,150

                       Insurance -- 4.2%
                       Ambac Financial Group, Inc. ................................       56,900      3,292,234
                       American International Group, Inc.(1) ......................      139,752     11,096,309
                       Gallagher Arthur J & Co. ...................................      149,400      5,152,806
                       Marsh & McLennan Cos., Inc. ................................      109,050     11,717,422
                       Reinsurance Group America, Inc. ............................       89,200      2,968,576
                                                                                                   -------------
                                                                                                    135,731,357
                                                                                                   -------------
                       HEALTHCARE -- 16.4%
                       Drugs -- 9.9%
                       American Home Products Corp. ...............................      182,500     11,198,200
                       Amgen, Inc.+................................................       86,100      4,859,484
                       Eli Lilly & Co. ............................................       30,400      2,387,616
                       Gilead Sciences, Inc.+......................................       95,300      6,263,116
                       IDEXX Laboratories, Inc.+...................................       66,800      1,904,468
                       IVAX Corp.+.................................................       72,500      1,460,150
                       Johnson & Johnson Co. ......................................      148,800      8,794,080
                       Merck & Co., Inc. ..........................................      139,900      8,226,120
                       Pfizer, Inc. ...............................................      291,500     11,616,275
                       Pharmacia Corp. ............................................      193,639      8,258,703
                       Schering-Plough Corp. ......................................      133,700      4,787,797
                       Watson Pharmaceuticals, Inc.+...............................      292,700      9,187,853

                       Health Services -- 2.0%
                       HCA Co. ....................................................      114,400      4,408,976
                       Health Management Associates, Inc., Class A+................      137,200      2,524,480
                       IMS Health, Inc. ...........................................       72,100      1,406,671
                       Laboratory Corp. of America Holdings+.......................       44,400      3,589,740
                       Trigon Healthcare, Inc.+....................................       56,800      3,944,760

                       Medical Products -- 4.5%
                       Abbott Laboratories, Inc....................................      178,300      9,940,225
                       Beckman Coulter, Inc. ......................................      167,600      7,424,680
                       Becton Dickinson & Co. .....................................      194,200      6,437,730
                       Cytyc Corp.+................................................       88,800      2,317,680
                       Edwards Lifesciences Corp.+.................................      107,700      2,975,751
                       Patterson Dental Co.+.......................................       44,000      1,800,920
                       Waters Corp.+...............................................      123,400      4,781,750
                                                                                                   -------------
                                                                                                    130,497,225
                                                                                                   -------------

                                                           ---------------------

                                         COMMON STOCK (continued)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL -- 10.1%
                       Aerospace & Military Technology -- 1.0%
                       Boeing Co. .................................................      109,300   $  4,238,654
                       Lockheed Martin Corp. ......................................       77,400      3,612,258

                       Business Services -- 2.7%
                       Accenture, Ltd., Class A+...................................      152,200      4,097,224
                       Affiliated Computer Services, Inc., Class A+................       24,100      2,557,733
                       D.R. Horton, Inc. ..........................................       74,700      2,424,762
                       Fastenal Co. ...............................................       13,900        923,377
                       Lamar Advertising Co.+......................................      136,300      5,770,942
                       United Rentals, Inc.+.......................................      131,722      2,990,090
                       Waste Management, Inc. .....................................       80,800      2,578,328

                       Electrical Equipment -- 0.4%
                       Emerson Electric Co. .......................................       61,200      3,494,520

                       Machinery -- 0.9%
                       Illinois Tool Works, Inc. ..................................       45,600      3,088,032
                       ITT Industries, Inc. .......................................       85,700      4,327,850

                       Multi-Industry -- 3.6%
                       General Electric Co. .......................................      488,100     19,563,048
                       Tyco International, Ltd. ...................................      152,400      8,976,360

                       Transportation -- 1.5%
                       EGL, Inc.+..................................................      124,500      1,736,775
                       FedEx Corp.+................................................      203,700     10,567,956
                                                                                                   -------------
                                                                                                     80,947,909
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 6.3%
                       Broadcasting & Media -- 5.3%
                       Adelphia Communications Corp., Class A+.....................      387,400     12,079,132
                       AOL Time Warner, Inc.+......................................      302,100      9,697,410
                       Clear Channel Communications, Inc.+.........................       78,300      3,986,253
                       Gannett, Inc. ..............................................      110,000      7,395,300
                       Liberty Media Corp.+........................................      568,700      7,961,800
                       TMP Worldwide, Inc.+........................................       18,500        793,650

                       Entertainment Products -- 0.1%
                       Speedway Motorsports, Inc.+.................................       32,800        829,184

                       Leisure & Tourism -- 0.9%
                       CEC Entertainment, Inc.+....................................       58,900      2,555,671
                       McDonald's Corp. ...........................................      181,500      4,804,305
                                                                                                   -------------
                                                                                                     50,102,705
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 18.0%
                       Communication Equipment -- 2.0%
                       Cisco Systems, Inc.+........................................      478,700      8,669,257
                       CommScope, Inc.+............................................       89,900      1,912,173
                       Motorola, Inc. .............................................      356,700      5,357,634

                       Computers & Business Equipment -- 3.2%
                       Dell Computer Corp.+........................................      163,200      4,435,776
                       EMC Corp.+..................................................      208,300      2,799,552
                       Hewlett-Packard Co. ........................................      142,800      2,933,112
                       International Business Machines Corp. ......................      104,300     12,616,128
                       Lexmark International, Inc., Class A+.......................       21,400      1,262,600
                       Symbol Technologies, Inc. ..................................      103,062      1,636,625

---------------------
    14

                                         COMMON STOCK (continued)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Electronics -- 6.2%
                       Fairchild Semiconductor Corp., Class A+.....................       69,500   $  1,959,900
                       Flextronics International, Ltd.+............................      308,300      7,396,117
                       Intel Corp. ................................................      277,500      8,727,375
                       International Rectifier Corp.+..............................      235,400      8,210,752
                       Lattice Semiconductor Corp.+................................       93,000      1,913,010
                       Novellus Systems, Inc.+.....................................       70,800      2,793,060
                       Optimal Robotics Corp.+.....................................       45,100      1,598,795
                       Sanmina-ACI Corp.+..........................................      102,200      2,033,780
                       Solectron Corp.+............................................      354,500      3,998,760
                       Tekelec, Inc.+..............................................       44,200        800,462
                       Teradyne, Inc.+.............................................       63,300      1,907,862
                       Texas Instruments, Inc. ....................................      172,400      4,827,200
                       Veeco Instruments, Inc.+....................................       94,400      3,403,120

                       Software -- 6.6%
                       Automatic Data Processing, Inc. ............................      137,600      8,104,640
                       DST Systems, Inc.+..........................................       46,000      2,293,100
                       Microsoft Corp.+............................................      316,100     20,947,947
                       Oracle Corp.+...............................................      345,300      4,768,593
                       Rational Software Corp.+....................................       66,200      1,290,900
                       Sungard Data Systems, Inc.+.................................      241,900      6,998,167
                       Verisign, Inc.+.............................................      169,882      6,462,311
                       Verity, Inc.+...............................................       96,800      1,960,200
                                                                                                   -------------
                                                                                                    144,018,908
                                                                                                   -------------
                       MATERIALS -- 3.5%
                       Chemicals -- 2.1%
                       Dow Chemical Co. ...........................................      180,300      6,090,534
                       E. I. du Pont de Nemours and Co. ...........................      129,500      5,505,045
                       Rohm & Haas Co. ............................................      161,300      5,585,819

                       Forest Products -- 1.4%
                       Bemis Co., Inc. ............................................       33,700      1,657,366
                       Bowater, Inc. ..............................................      134,000      6,391,800
                       Pactiv Corp.+...............................................      177,800      3,155,950
                                                                                                   -------------
                                                                                                     28,386,514
                                                                                                   -------------
                       UTILITIES -- 5.5%
                       Electric Utilities -- 2.0%
                       FirstEnergy Corp. ..........................................      314,600     11,004,708
                       FPL Group, Inc. ............................................       84,300      4,754,520

                       Gas & Pipeline Utilities -- 0.7%
                       El Paso Corp. ..............................................      128,600      5,736,846

                       Telephone -- 2.8%
                       Qwest Communications International, Inc. ...................      310,300      4,384,539
                       SBC Communications, Inc. ...................................      160,800      6,298,536
                       Verizon Communications, Inc. ...............................      112,400      5,334,504
                       Worldcom, Inc.+.............................................      467,500      6,582,400
                                                                                                   -------------
                                                                                                     44,096,053
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $671,866,270).............                 780,968,155
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL
                       REPURCHASE AGREEMENT -- 3.2%                                    AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------

                       Joint Repurchase Agreement Account (see Note 3)
                         (cost $25,920,000)........................................  $25,920,000   $ 25,920,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $697,786,270)                            100.8%                      806,888,155
                       Liabilities less other assets --                  (0.8)                       (6,078,527)
                                                                       -------                     -------------
                       NET ASSETS --                                    100.0%                     $800,809,628
                                                                       =======                     =============


              -----------------------------

              +   Non-income producing security.
              (1) Security represents an investment in an affiliated company.

              See Notes to Financial Statements.

---------------------
    16

---------------------

    ANCHOR SERIES TRUST
    CAPITAL APPRECIATION
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 2001

                                          COMMON STOCK -- 93.2%                        SHARES           VALUE
                       -------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 10.6%
                       Retail -- 10.0%
                       Barnes & Noble, Inc.+.......................................      201,800   $    5,973,280
                       Bed Bath & Beyond, Inc.+....................................    1,425,000       48,307,500
                       Home Depot, Inc. ...........................................      397,500       20,276,475
                       Industria de Diseno Textil S.A.+............................      513,525        9,786,818
                       Staples, Inc.+..............................................    2,295,000       42,916,500
                       Target Corp. ...............................................      711,300       29,198,865
                       Wal Mart Stores, Inc. ......................................      135,000        7,769,250

                       Automotive -- 0.6%
                       General Motors Corp., Class H+..............................      632,500        9,772,125
                                                                                                   ---------------
                                                                                                      174,000,813
                                                                                                   ---------------

                       CONSUMER STAPLES -- 2.2%
                       Food, Beverage & Tobacco -- 1.7%
                       Kraft Foods, Inc., Class A..................................      376,600       12,815,698
                       PepsiCo, Inc. ..............................................      315,000       15,337,350

                       Household Products -- 0.5%
                       Kimberly Clark Corp. .......................................      138,700        8,294,260
                                                                                                   ---------------
                                                                                                       36,447,308
                                                                                                   ---------------
                       ENERGY -- 0.6%
                       Energy Sources -- 0.6%
                       Petroleo Brasileiro S.A. ADR................................      200,000        4,446,000
                       Transocean Sedco Forex, Inc. ...............................      148,000        5,005,360
                                                                                                   ---------------
                                                                                                        9,451,360
                                                                                                   ---------------
                       FINANCE -- 10.3%
                       Banks -- 1.9%
                       Citigroup, Inc. ............................................      610,976       30,842,069

                       Financial Services -- 0.6%
                       Goldman Sachs Group, Inc. ..................................      110,000       10,202,500

                       Insurance -- 7.8%
                       Ace, Ltd. ..................................................      965,300       38,756,795
                       AMBAC Financial Group, Inc. ................................      379,900       21,981,014
                       Aon Corp. ..................................................      440,000       15,628,800
                       Chubb Corp. ................................................      170,000       11,730,000
                       Converium Holding AG -- ADR+................................      122,200        2,981,680
                       Gallagher Arthur J & Co. ...................................      118,200        4,076,718
                       MBIA, Inc. .................................................      290,400       15,574,152
                       St. Paul Cos., Inc. ........................................      407,200       17,904,584
                                                                                                   ---------------
                                                                                                      169,678,312
                                                                                                   ---------------
                       HEALTHCARE -- 18.7%
                       Drugs -- 10.1%
                       Amylin Pharmaceuticals, Inc.+...............................      341,300        3,119,482
                       AstraZeneca, Plc. ADR.......................................      850,000       39,610,000
                       Exelixis, Inc.+.............................................      118,500        1,969,470

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES           VALUE
                       -------------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Drugs (continued)
                       Forest Laboratories, Inc.+..................................      133,500   $   10,940,325
                       Gene Logic, Inc.+...........................................      132,800        2,426,592
                       Genzyme Corp.+..............................................      616,000       36,873,760
                       Gilead Sciences, Inc.+......................................      361,700       23,770,924
                       Immunex Corp.+..............................................      375,400       10,402,334
                       Pharmacia Corp. ............................................      447,500       19,085,875
                       Serono S.A. -- ADR..........................................      815,000       18,084,850

                       Health Services -- 0.6%
                       Aclara Biosciences, Inc.+...................................      495,500        2,512,185
                       Tenet Healthcare Corp.+.....................................      135,800        7,974,176

                       Medical Products -- 8.0%
                       Baxter International, Inc. .................................      635,000       34,055,050
                       Beckman Coulter, Inc. ......................................      430,000       19,049,000
                       Becton Dickinson & Co. .....................................      370,000       12,265,500
                       Gambro AB...................................................    1,695,900       10,626,753
                       McKesson Corp. .............................................      372,500       13,931,500
                       Sequenom, Inc.+.............................................      220,300        2,350,601
                       St. Jude Medical, Inc.+.....................................      210,000       16,306,500
                       Triad Hospitals, Inc.+......................................      290,000        8,511,500
                       Varian Medical Systems, Inc.+...............................      195,000       13,895,700
                                                                                                   ---------------
                                                                                                      307,762,077
                                                                                                   ---------------
                       INDUSTRIAL & COMMERCIAL -- 5.1%
                       Business Services -- 1.9%
                       Aramark Corp., Class B+.....................................      242,100        6,512,490
                       Deluxe Corp. ...............................................      198,400        8,249,472
                       Iron Mountain, Inc.+........................................      124,600        5,457,480
                       Manpower, Inc. .............................................       94,300        3,178,853
                       Waste Management, Inc. .....................................      251,400        8,022,174

                       Multi-Industry -- 1.4%
                       Tyco International, Ltd. ...................................      395,000       23,265,500

                       Transportation -- 1.8%
                       EasyJet, Plc*+..............................................      750,141        5,150,688
                       FedEx Corp.+................................................      465,000       24,124,200
                                                                                                   ---------------
                                                                                                       83,960,857
                                                                                                   ---------------
                       INFORMATION & ENTERTAINMENT -- 17.2%
                       Broadcasting & Media -- 15.5%
                       AOL Time Warner, Inc.+......................................    1,390,600       44,638,260
                       Cablevision Systems Corp.+..................................      360,000        8,892,000
                       Clear Channel Communications, Inc.+.........................      578,423       29,447,515
                       Crown Castle International Corp.(1)+........................      172,800        1,845,504
                       EchoStar Communications Corp., Class A+.....................    1,169,700       32,131,659
                       Knight Ridder, Inc. ........................................      295,000       19,154,350
                       Liberty Media Corp., Class A+...............................    3,363,000       47,082,000
                       Pegasus Communications Corp., Class A.......................      416,500        4,335,765
                       Scripps (E.W) Co., Class A..................................      255,100       16,836,600
                       USA Networks, Inc.+.........................................    1,225,900       33,479,329
                       Viacom, Inc., Class B+......................................      374,800       16,547,420

                       Leisure & Tourism -- 1.7%
                       Ryanair Holdings, Plc. -- ADR+..............................      870,800       27,909,140
                                                                                                   ---------------
                                                                                                      282,299,542
                                                                                                   ---------------

---------------------
    18

                                         COMMON STOCK (continued)                      SHARES           VALUE
                       -------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY -- 22.2%
                       Communication Equipment -- 2.6%
                       Cisco Systems, Inc.+........................................    1,300,000   $   23,543,000
                       Nokia Oyj -- ADR............................................      385,000        9,444,050
                       QUALCOMM, Inc.+.............................................      205,000       10,352,500

                       Computers & Business Equipment -- 3.5%
                       Dell Computer Corp.+........................................    1,425,000       38,731,500
                       EMC Corp.+..................................................      475,800        6,394,752
                       VeriSign, Inc.+.............................................      333,915       12,702,126

                       Electronics -- 4.7%
                       Applied Materials, Inc.+....................................      215,000        8,621,500
                       Genesis Microchip, Inc.+....................................      100,000        6,612,000
                       Intel Corp. ................................................      700,000       22,015,000
                       Micron Technology, Inc.+....................................      440,000       13,640,000
                       Sanmina-ACI Corp.+..........................................    1,330,000       26,467,000

                       Software -- 11.4%
                       BISYS Group, Inc.+..........................................      306,400       19,606,536
                       Cerner Corp.+...............................................      162,700        8,123,611
                       Electron Boutique, Plc......................................    3,000,000        5,975,114
                       First Data Corp. ...........................................      605,000       47,462,250
                       Intuit, Inc.+...............................................      565,200       24,167,952
                       McData Corp., Class A+......................................      211,242        5,175,429
                       Microsoft Corp.+............................................      617,500       40,921,725
                       Peregrine Systems, Inc.+....................................      514,300        7,627,069
                       Rational Software Corp.+....................................      952,200       18,567,900
                       Retek, Inc.+................................................      315,000        9,409,050
                                                                                                   ---------------
                                                                                                      365,560,064
                                                                                                   ---------------
                       MATERIALS -- 0.6%
                       Chemicals
                       Cabot Microelectronics Corp.+...............................      121,300        9,613,025
                                                                                                   ---------------

                       U.S. GOVERNMENT & AGENCIES -- 0.7%
                       Federal Home Loan Mortgage Corp. ...........................      180,000       11,772,000
                                                                                                   ---------------

                       UTILITIES -- 5.0%
                       Electric Utilities -- 0.3%
                       Korea Electric Power Corp. -- ADR...........................      600,000        5,490,000

                       Telecommunications -- 3.9%
                       American Tower Corp., Class A+..............................      503,400        4,767,198
                       Korea Telecom Corp. -- ADR..................................      440,000        8,945,200
                       Qwest Communications International, Inc. ...................    1,765,000       24,939,450
                       Worldcom, Inc.+.............................................    1,749,100       24,627,328

                       Utilities -- 0.8%
                       El Paso Corp. ..............................................      300,000       13,383,000
                                                                                                   ---------------
                                                                                                       82,152,176
                                                                                                   ---------------
                       TOTAL COMMON STOCK (cost $1,287,819,206)....................                 1,532,697,534
                                                                                                   ---------------

                                                           ---------------------


                                         PREFERRED STOCK -- 1.2%                       SHARES           VALUE
                       -------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT
                       Broadcasting & Media
                       News Corp. Ltd. ADR 6.37% (cost $25,714,604)................      755,000   $   19,977,300
                                                                                                   ---------------
                       TOTAL INVESTMENT SECURITIES (cost $1,313,533,810)...........                 1,552,674,834
                                                                                                   ---------------

                                                                                      PRINCIPAL
                                         REPURCHASE AGREEMENT -- 6.0%                   AMOUNT
                       -------------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (see Note 3) (cost
                         $98,875,000)..............................................  $98,875,000       98,875,000
                                                                                                   ---------------
                       TOTAL INVESTMENTS --
                         (cost $1,412,408,810)                         100.4%                       1,651,549,834
                       Liabilities less other assets --                 (0.4)                          (6,829,600)
                                                                       -----                       ---------------
                       NET ASSETS --                                   100.0%                      $1,644,720,234
                                                                       =====                       ===============

              -----------------------------

              +   Non-income producing security.
              *   Resale restricted to qualified institutional buyers.
              ADR -- American Depository Receipt
              (1) Security represents an investment in an affiliated company.

              See Notes to Financial Statements.

---------------------
    20

---------------------

    ANCHOR SERIES TRUST
    NATURAL RESOURCES
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 2001

                                          COMMON STOCK -- 98.4%                        SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       ENERGY -- 56.8%

                       Energy Services -- 14.2%
                       Baker Hughes, Inc. .........................................      24,200   $   882,574
                       Halliburton Co. ............................................     103,200     1,351,920
                       Precision Drilling Corp.+...................................      35,100       905,110
                       Pride International, Inc.+..................................     128,100     1,934,310
                       Rowan Companies, Inc.+......................................      88,500     1,714,245
                       Surgutneftegaz -- ADR.......................................     117,600     1,839,264
                       Veritas DGC, Inc.+..........................................      27,500       508,750
                       Weatherford International, Inc.+............................      30,600     1,140,156

                       Energy Sources -- 40.1%
                       Alberta Energy Co., Ltd. ...................................      31,800     1,201,662
                       Anadarko Petroleum Corp. ...................................      25,565     1,453,370
                       Burlington Resources, Inc. .................................      30,500     1,144,970
                       Canadian Natural Resources, Ltd.+...........................      76,500     1,840,555
                       ChevronTexaco Corp. ........................................      18,200     1,630,902
                       EOG Resources, Inc. ........................................      33,550     1,312,141
                       Evergreen Resources, Inc.+..................................      18,100       698,841
                       Exxon Mobil Corp. ..........................................      54,184     2,129,431
                       Kerr-McGee Corp. ...........................................      12,700       695,960
                       Nexen, Inc.+................................................      70,200     1,370,229
                       Noble Affiliates, Inc. .....................................      21,500       758,735
                       Norsk Hydro ASA ADR.........................................      40,100     1,684,200
                       Petro-Canada................................................      61,800     1,525,691
                       Petroleo Brasileiro S.A. ADR................................      48,000     1,118,400
                       Phillips Petroleum Co. .....................................      27,100     1,633,046
                       Repsol S.A. ADR.............................................      90,600     1,316,418
                       Shell Transport & Trading Co., Plc. ADR.....................      32,300     1,338,835
                       Suncor Energy, Inc. ........................................      51,500     1,694,781
                       Talisman Energy, Inc.+......................................      49,900     1,895,968
                       Total S.A. ADR..............................................      14,900     1,046,576
                       XTO Energy, Inc. ...........................................      80,750     1,413,125

                       Oil Services -- 2.5%
                       GlobalSantaFe Corp. ........................................      62,776     1,790,371
                                                                                                  ------------
                                                                                                   40,970,536
                                                                                                  ------------
                       MATERIALS -- 41.4%

                       Chemicals -- 1.0%
                       China Petroleum and Chemical Corp. ADR......................      51,800       700,854

                       Forest Products -- 4.3%
                       Abitibi Consolidated, Inc. .................................     293,800     2,150,616
                       Smurfit Stone Container Corp.+..............................      59,900       956,603

                       Metals & Minerals -- 36.1%
                       Alcan Aluminum, Ltd. .......................................      58,500     2,101,905
                       Alcoa, Inc. ................................................      46,000     1,635,300
                       Anglo American Platinum Corp. ..............................      38,000     1,406,586
                       Barrick Gold Corp. .........................................     101,800     1,623,710
                       BHP Billiton, Plc...........................................     487,851     2,475,238
                       Companhia Vale do Rio Doce (CVRD) ADR.......................      40,300       951,483

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Metals & Minerals (continued)
                       Compania de Minas Buenaventura S.A.U. -- ADR................     110,100   $ 2,282,373
                       Freeport-McMoRan Copper & Gold, Inc., Class A...............     255,700     3,298,530
                       Gold Fields, Ltd. ..........................................     299,900     1,437,620
                       Impala Platinum Holdings, Ltd. .............................      32,200     1,509,199
                       Newmont Mining Corp. .......................................      31,000       592,410
                       Nucor Corp. ................................................      17,700       937,392
                       Pechiney S.A. -- ADR........................................      28,400       715,112
                       Rio Tinto, Plc..............................................      73,183     1,400,137
                       Stillwater Mining Co.+......................................     123,425     2,283,362
                       United States Steel Corp. ..................................      75,600     1,369,116
                                                                                                  ------------
                                                                                                   29,827,546
                                                                                                  ------------
                       UTILITIES -- 0.2%

                       Utilities: Electric, Gas & Water
                       Dynegy, Inc., Class A.......................................       6,300       160,650
                                                                                                  ------------
                       TOTAL INVESTMENT SECURITIES (cost $68,725,079)..............                70,958,732
                                                                                                  ------------

                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 1.7%                                    AMOUNT
                       ---------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (See Note 3)
                         (cost $1,220,000).........................................  $1,220,000     1,220,000
                                                                                                  ------------
                       TOTAL INVESTMENTS -- (cost $69,945,079)     100.1%                          72,178,732
                       Liabilities less other assets --  (0.1)                                        (43,125)
                       ------                                                                     ------------
                       NET ASSETS --                                   100.0%                     $72,135,607
                       ------
                         --------
                                                                                                  ============

              -----------------------------

              +   Non-income producing security.
              ADR -- American Depository Receipt.

              See Notes to Financial Statements

---------------------
    22

---------------------

    ANCHOR SERIES TRUST
    MULTI-ASSET PORTFOLIO              INVESTMENT PORTFOLIO -- DECEMBER 31, 2001

                                          COMMON STOCK -- 62.8%                        SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       CORE EQUITY
                       Aerospace & Military Technology -- 0.9%
                       Boeing Co. .................................................      12,100   $   469,238
                       Lockheed Martin Corp. ......................................       7,600       354,692

                       Banks -- 1.5%
                       Bank One Corp. .............................................      18,500       722,425
                       Wells Fargo & Co. ..........................................      14,600       634,370

                       Broadcasting & Media -- 3.5%
                       AOL Time Warner, Inc.+......................................      34,200     1,097,820
                       Clear Channel Communications, Inc.+.........................       7,900       402,189
                       Gannett, Inc. ..............................................      12,400       833,652
                       Liberty Media Corp., Class A+...............................      48,200       674,800

                       Business Services -- 0.7%
                       Accenture, Ltd.+............................................      12,900       347,268
                       Waste Management, Inc. .....................................       8,900       283,999

                       Chemicals -- 1.2%
                       DOW Chemical Co. ...........................................      14,900       503,322
                       E. I. du Pont de Nemours and Co. ...........................      11,900       505,869

                       Communication Equipment -- 1.8%
                       Cisco Systems, Inc.+........................................      53,200       963,452
                       Motorola, Inc. .............................................      40,400       606,808

                       Computers & Business Equipment -- 3.1%
                       Dell Computer Corp.+........................................      18,600       505,548
                       EMC Corp.+..................................................      27,500       369,600
                       Hewlett-Packard Co. ........................................      18,200       373,828
                       International Business Machines Corp. ......................      11,800     1,427,328

                       Drugs -- 8.8%
                       Abbott Laboratories.........................................      21,800     1,215,350
                       Amgen Inc.+.................................................       9,700       547,468
                       American Home Products Corp. ...............................      19,400     1,190,384
                       Eli Lilly & Co. ............................................       3,500       274,890
                       Johnson & Johnson...........................................      16,600       981,060
                       Merck & Co., Inc. ..........................................      14,600       858,480
                       Pfizer, Inc. ...............................................      32,300     1,287,155
                       Pharmacia Corp. ............................................      19,812       844,982
                       Schering Plough Corp. ......................................      13,200       472,692

                       Electric Utilities -- 1.3%
                       Exelon Corp. ...............................................      11,062       529,648
                       FPL Group, Inc. ............................................      10,700       603,480

                       Electrical Equipment -- 0.5%
                       Emerson Electric Co. .......................................       7,300       416,830

                       Electronics -- 2.4%
                       Intel Corp. ................................................      31,400       987,530
                       Novellus Systems, Inc.+.....................................       5,100       201,195
                       Solectron Corp.+............................................      40,200       453,456
                       Texas Instruments, Inc. ....................................      15,100       422,800

                       Energy Services -- 0.8%
                       Schlumberger, Ltd. .........................................      12,100       664,895

                                                           ---------------------


                                         COMMON STOCK (CONTINUED)                      SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       CORE EQUITY (continued)
                       Energy Sources -- 3.7%
                       ChevronTexaco Corp. ........................................       7,500   $   672,075
                       Exxon Mobil Corp.@ .........................................      49,600     1,949,280
                       Royal Dutch Petroleum Corp. ................................      11,800       578,436

                       Financial Services -- 6.5%
                       American Express Co. .......................................      12,000       428,280
                       Citigroup, Inc.@ ...........................................      40,107     2,024,602
                       Goldman Sachs Group, Inc. ..................................       7,300       677,075
                       J.P. Morgan Chase & Co. ....................................      19,700       716,095
                       Merrill Lynch & Co., Inc. ..................................      18,700       974,644
                       US Bancorp..................................................      40,296       843,395

                       Food, Beverage & Tobacco -- 1.8%
                       Coca Cola Co. ..............................................      16,700       787,405
                       PepsiCo, Inc. ..............................................      15,100       735,219

                       Gas & Pipeline Utilities -- 0.7%
                       El Paso Corp. ..............................................      13,400       597,774

                       Health Services -- 0.6%
                       HCA Co. ....................................................      13,500       520,290

                       Household Products -- 2.0%
                       Gillette Co. ...............................................      12,300       410,820
                       Kimberly Clark Corp. .......................................      11,900       711,620
                       Procter & Gamble Co. .......................................       8,100       640,953

                       Insurance -- 2.7%
                       American International Group, Inc.(1).......................      15,168     1,204,339
                       Marsh & McLennan Companies, Inc.@...........................      10,600     1,138,970

                       Leisure & Tourism -- 0.5%
                       McDonald's Corp. ...........................................      17,700       468,519

                       Machinery -- 1.0%
                       Illinois Tool Works, Inc. ..................................       4,000       270,880
                       Minnesota Mining & Manufacturing Co. .......................       4,800       567,408

                       Metals & Minerals -- 0.8%
                       Alcoa, Inc. ................................................      19,400       689,670

                       Multi-Industry -- 3.7%
                       General Electric Co. .......................................      55,200     2,212,416
                       Tyco International, Ltd. ...................................      18,100     1,066,090

                       Retail -- 4.9%
                       CVS Corp. ..................................................      23,600       698,560
                       Home Depot, Inc. ...........................................      22,350     1,140,073
                       Safeway, Inc.+..............................................      12,200       509,350
                       Wal Mart Stores, Inc. ......................................      33,300     1,916,415

                       Software -- 4.6%
                       Automatic Data Processing, Inc. ............................      13,600       801,040
                       Computer Sciences Corp. ....................................       4,600       225,308
                       Microsoft Corp.+............................................      34,900     2,312,823
                       Oracle Corp.+...............................................      38,000       524,780
                       Verisign, Inc.+ ............................................       4,895       186,206

                       Telecommunications -- 2.8%
                       Qwest Communications International, Inc. ...................      33,900       479,007
                       SBC Communications, Inc. ...................................      17,700       693,309
                       Verizon Communications, Inc. ...............................      12,300       583,758
                       Worldcom, Inc. .............................................      51,400       723,712
                                                                                                  ------------
                       TOTAL COMMON STOCK (cost $43,048,434).......................                54,709,099
                                                                                                  ------------

---------------------
    24

                                                                                     PRINCIPAL
                                          BONDS & NOTES -- 29.2%                       AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------
                       CORE BOND -- 29.2%
                       CONSUMER DISCRETIONARY -- 0.6%
                       CVS Corp. 5.50% 2004........................................  $  500,000   $   514,722
                       FINANCE -- 3.5%
                       Ace Capital Trust II 9.70% 2030.............................     500,000       568,185
                       CIT Group, Inc. 5.50% 2004..................................     500,000       510,361
                       First Financial Caribbean Corp. 7.84% 2006..................     500,000       513,690
                       Lumbermans Mutual Casualty Co. 9.15% 2026*..................     500,000       460,375
                       Security Benefit Life Co. 8.75% 2016*.......................   1,000,000     1,001,273
                       INDUSTRIAL & COMMERCIAL -- 0.6%
                       Diageo Capital, Plc. 6.13% 2005.............................     500,000       518,640
                       INDUSTRIAL & COMMERCIAL -- 2.4%
                       FedEx Corp. 6.72% 2022......................................     951,243       911,338
                       Northrop Grumman Corp. 8.63% 2004...........................     500,000       549,625
                       Staples, Inc. 7.13% 2007....................................     165,000       165,677
                       Tyco International Group S.A. 6.13% 2009....................     500,000       492,650
                       MORTGAGE-RELATED SECURITIES -- 0.3%
                       CS First Boston Mortgage Securities Corp. 6.40% 2035........     231,280       239,721
                       U.S. GOVERNMENT & AGENCIES -- 18.1%
                       Federal Home Loan Mortgage Corp. 4.50% 2003.................   2,000,000     2,050,320
                       Federal Home Loan Mortgage Corp. 6.50% 2010 -- 2025.........     955,507       962,074
                       Federal National Mortgage Association 5.38% 2011............   2,000,000     1,939,232
                       Federal National Mortgage Association 6.50% 2013 -- 2028@...   3,614,190     3,664,036
                       Government National Mortgage Association 6.50% 2023.........   2,146,676     2,154,039
                       Government National Mortgage Association 7.00% 2029.........   1,589,656     1,623,436
                       United States Treasury Bonds 6.13% 2029.....................   1,250,000     1,323,050
                       United States Treasury Bonds 8.88% 2019@....................   1,500,000     2,012,340
                       UTILITIES -- 3.7%
                       Keyspan Corp. 6.15% 2006....................................     500,000       512,875
                       Niagara Mohawk Power Corp. 5.88% 2002.......................   1,250,000     1,273,513
                       Sprint Capital Corp. 6.88% 2028.............................     500,000       457,345
                       United States West Capital Funding, Inc. 6.38% 2008.........     500,000       477,460
                       Worldcom, Inc. 6.40% 2005...................................     500,000       509,460
                                                                                                  ------------
                       TOTAL BONDS & NOTES (cost $24,918,781)......................                25,405,437
                                                                                                  ------------
                       TOTAL INVESTMENT SECURITIES (cost: $67,967,215).............                80,114,536
                                                                                                  ------------
                                      SHORT-TERM SECURITIES -- 0.6%
                       ---------------------------------------------------------------------------------------
                       United States Treasury Bills 1.98% due 2/7/02 (cost
                         $498,982).................................................     500,000       498,982
                                                                                                  ------------
                                       REPURCHASE AGREEMENT -- 7.2%
                       ---------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (see Note 3)
                         (cost $6,315,000).........................................                 6,315,000
                                                                                                  ------------

                       TOTAL INVESTMENTS -- (cost $74,781,197)           99.8%   86,928,518
                       Other assets less liabilities --                   0.2       142,241
                                                                        ------  ------------
                       NET ASSETS --                                    100.0%  $87,070,759
                                                                        ======  ============

              -----------------------------

              *   Resale restricted to qualified institutional buyers.
              +   Non-income producing security.
              @ The security or a portion thereof has been segregated as collateral for futures contracts.
              (1) Security represents an investment in an affiliated company.

                                                           ---------------------

              OPEN FUTURES CONTRACTS
              ------------------------------------------------------------------

                       NUMBER OF                                    EXPIRATION    VALUE AT       VALUE AS OF       UNREALIZED
                       CONTRACTS             DESCRIPTION               DATE      TRADE DATE   DECEMBER 31, 2001   APPRECIATION
                       -------------------------------------------------------------------------------------------------------
                       11 Long     S&P 500 Futures -- Chicago       March 2002   $3,154,584      $3,164,425         $ 9,841
                                     Mercantile Exchange..........
                       12 Short    US 10Y Note Futures -- Chicago   March 2002   1,284,024        1,261,680          22,344
                                     Board of Trade...............
                                                                                                                    -------
                                                                                                                    $32,185
                                                                                                                    =======

              See Notes to Financial Statements.

---------------------
    26

---------------------

    ANCHOR SERIES TRUST
    STRATEGIC MULTI-ASSET
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 2001

                                          COMMON STOCK -- 67.2%                             SHARES         VALUE
                       ---------------------------------------------------------------------------------------------
                       CAPITAL APPRECIATION -- 12.3%

                       Biotechnology -- 0.1%
                       Amylin Pharmaceuticals, Inc.+...............................             5,000   $    45,700

                       Cable -- 1.0%
                       Cablevision Systems Corp.+..................................             6,500       160,550
                       Liberty Media Corp., Class A+...............................             9,100       127,400
                       USA Networks, Inc.+.........................................             6,900       188,439

                       Commerce -- 0.2%
                       Aramark Corp., Class B+.....................................             4,000       107,600

                       Consumer Goods & Services -- 0.2%
                       Barnes & Noble, Inc.+.......................................             3,300        97,680

                       Entertainment Products -- 0.6%
                       Echostar Communications Corp., Class A+.....................            10,100       277,447

                       Gaming -- 0.1%
                       Gtech Holdings Corp.+.......................................               800        36,232

                       Healthcare -- 1.7%
                       Beckman-Coulter, Inc. ......................................             4,900       217,070
                       Serono S.A. ADR.............................................            13,500       299,565
                       St. Jude Medical, Inc.+.....................................             2,100       163,065
                       Triad Hospitals, Inc.+......................................             5,000       146,750

                       Information Technology -- 1.9%
                       Bisys Group, Inc.+..........................................             1,900       121,581
                       Cerner Corp.+...............................................             2,500       124,825
                       Genesis Microchip, Inc.+....................................             2,000       132,240
                       Peregrine Systems, Inc.+....................................             6,200        91,946
                       Retek, Inc.+................................................             4,900       146,363
                       Sanmina Corp.+..............................................            11,000       218,900
                       Western Digital Corp.+......................................            14,800        92,796

                       Insurance -- 2.4%
                       Ace, Ltd. ..................................................             6,000       240,900
                       Ambac Financial Group, Inc.@................................             2,900       167,794
                       Aon Corp. ..................................................             7,400       262,848
                       Gallagher Arthur J & Co. ...................................             1,900        65,531
                       MBIA, Inc.@.................................................             2,450       131,394
                       St Paul Companies, Inc. ....................................             6,700       294,599

                       Merchandising -- 0.5%
                       Wal-Mart Stores, Inc. ......................................             4,500       258,975

                       Pharmaceuticals -- 0.2%
                       Forest Laboratories, Inc.+..................................             1,100        90,145

                       Publishing -- 0.6%
                       Knight Ridder, Inc. ........................................             2,500       162,325
                       Scripps (E.W.) & Co., Class A...............................             2,200       145,200

                       Shipping -- 0.7%
                       FedEx Corp.+................................................             6,700       347,596

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                           SHARES         VALUE
                       ---------------------------------------------------------------------------------------------
                       CAPITAL APPRECIATION (continued)
                       Specialty Retail -- 0.8%
                       Staples, Inc.+..............................................            22,500   $   420,750

                       Technology -- 0.6%
                       Micron Technology, Inc.+....................................             9,200       285,200

                       Telecommunications -- 0.5%
                       Qualcomm, Inc.+.............................................             1,000        50,500
                       Worldcom, Inc.+.............................................            15,000       211,200

                       Utilities -- 0.2%
                       El Paso Corp. ..............................................             2,500       111,525
                                                                                                        ------------
                                                                                                          6,042,631
                                                                                                        ------------
                       CORE EQUITY -- 25.5%
                       Aerospace & Defense -- 1.1%
                       Lockheed Martin Corp. ......................................            12,000       560,040

                       Apparel & Textiles -- 0.4%
                       Nike, Inc., Class B.........................................             3,400       191,216

                       Banks -- 1.3%
                       PNC Financial Services Group, Inc. .........................             3,500       196,700
                       UnionBanCal Corp. ..........................................            11,200       425,600

                       Chemicals -- 0.8%
                       Rohm & Haas Co. ............................................            12,000       415,560

                       Entertainment Products -- 0.7%
                       AOL-Time Warner, Inc.+@.....................................            11,300       362,730

                       Financial Services -- 1.4%
                       Citigroup, Inc.@............................................            13,200       666,336

                       Food, Beverage & Tobacco -- 1.9%
                       Aurora Foods, Inc.*+........................................             1,328         6,706
                       PepsiCo, Inc.@..............................................             9,500       462,555
                       Philip Morris Cos., Inc. ...................................            10,000       458,500

                       Government Agencies -- 0.8%
                       Federal Home Loan Mortgage Corp. ...........................             2,200       143,880
                       Federal National Mortgage Association.......................             3,400       270,300

                       Health Care -- 3.7%
                       Becton Dickinson & Co. .....................................            12,200       404,430
                       Cardinal Health, Inc. ......................................             7,700       497,882
                       HCA Co. ....................................................             5,600       215,824
                       McKesson HBOC, Inc. ........................................            19,200       718,080

                       Household Products -- 0.7%
                       Procter & Gamble Co. .......................................             4,500       356,085

                       Information Technology -- 5.5%
                       Cisco Systems, Inc.+........................................            16,800       304,248
                       DecisionOne Corp.+(5).......................................                33             0
                       First Data Corp.@...........................................            10,500       823,725
                       Intuit, Inc.+...............................................            10,500       448,980
                       Microsoft Corp.+@...........................................            10,100       669,327
                       VeriSign, Inc.+.............................................            11,200       426,048

                       Insurance -- 0.5%
                       Converium Holding AG -- ADR+................................             2,000        48,800
                       Hartford Financial Services Group...........................             3,100       194,773

---------------------
    28

                                         COMMON STOCK (CONTINUED)                           SHARES         VALUE
                       ---------------------------------------------------------------------------------------------
                       CORE EQUITY (continued)
                       Oil & Gas -- 0.7%
                       ChevronTexaco Corp. ........................................             3,200   $   286,752
                       Petroleo Brasileiro S.A. -- ADR.............................             3,400        79,220

                       Pharmaceuticals -- 1.7%
                       American Home Products Corp. ...............................             4,500       276,120
                       Glaxosmithkline, Plc. -- ADR................................             1,707        85,043
                       Pharmacia Corp. ............................................            10,900       464,885

                       Publishing -- 0.6%
                       Gannett Co. ................................................             4,500       302,535

                       Retail -- 0.9%
                       Bed Bath & Beyond, Inc.+@...................................            13,000       440,700

                       Telecommunications -- 1.4%
                       AT&T Corp. .................................................            16,800       304,752
                       Deutsche Telekom AG -- ADR..................................             6,200       104,780
                       Korea Telecom -- ADR........................................            12,500       254,125

                       Utilities: Electric, Gas & Water -- 1.4%
                       Duke Energy Corp. ..........................................             6,700       263,042
                       FirstEnergy Corp. ..........................................             6,000       209,880
                       PPL Corp. ..................................................             5,600       195,160
                                                                                                        ------------
                                                                                                         12,535,319
                                                                                                        ------------
                       GLOBAL CORE EQUITY -- 29.4%
                       AUSTRALIA -- 0.3%
                       News Corp. (Information & Entertainment)....................            21,571       172,484



                       BELGIUM -- 0.4%
                       Fortis (Financial Services)+................................             8,016       207,998



                       FINLAND -- 0.5%
                       Nokia AB Oyj (Information Technology).......................            10,000       257,788



                       FRANCE -- 3.9%
                       Aventis S.A. (Healthcare)...................................             7,400       525,322
                       AXA, Plc. (Finance).........................................             7,600       158,778
                       BNP Paribas (Finance).......................................             2,789       249,504
                       Carrefour Supermarche, Inc. (Consumer Discretionary)........             5,900       306,710
                       Groupe Danone (Food & Lodging)..............................             1,700       207,316
                       Orange S.A. (Information Technology)*+......................             7,200        65,245
                       Total Fina Elf S.A. (Energy)................................             2,800       399,784



                       GERMANY -- 2.3%
                       Adidas Salomon AG (Consumer Discretionary)..................             3,029       227,295
                       Deutsche Telekom (Telecommunications).......................             9,300       159,773
                       HypoVereinsbank AG (Finance)................................             8,900       271,895
                       SAP AG (Information Technology).............................               600        78,138
                       SAP AG -- ADR (Information Technology)......................             2,700        86,211
                       Siemens AG (Industrial & Commercial)........................             2,159       142,888
                       Thyssenkrupp AG (Materials).................................            10,100       147,354



                       HONG KONG -- 0.9%
                       Cheung Kong Holdings Co. (Industrial & Commercial)..........            13,000       135,039
                       China Mobile Hong Kong, Ltd. (Information Technology)+......            35,000       123,208
                       Sun Hung Kai Properties, Ltd. (Real Estate).................            23,000       185,823

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                           SHARES         VALUE
                       ---------------------------------------------------------------------------------------------
                       GLOBAL CORE EQUITY (continued)
                       IRELAND -- 0.7%
                       Allied Irish Banks (Finance)................................            14,643   $   169,448
                       Ryanair Holdings, Plc. (Transportation)+....................            24,430       153,679



                       ITALY -- 0.3%
                       Monte dei Paschi (Finance)..................................            64,680       161,210



                       JAPAN -- 5.2%
                       Asahi Glass Co. (Industrial & Commercial)...................            18,000       106,480
                       Banyu Pharmaceutical Co. (Healthcare).......................             9,000       133,959
                       Eisai Co., Ltd. (Healthcare)................................             3,000        74,651
                       Fujisawa Pharmaceutical Co. (Healthcare)*...................             3,000        69,155
                       Murata Manufacturing Co. (Industrial & Commercial)..........             2,300       137,990
                       NEC Corp. (Information Technology)..........................            13,000       132,669
                       NTT Docomo (Information Technology).........................                11       129,303
                       Nikko Securities (Finance)+.................................            35,000       156,286
                       Nintendo Co. (Information & Entertainment)..................             1,300       227,731
                       Nippon Telephone & Telegraph Corp. (Utilities)..............                39       127,112
                       Promise Co. (Finance).......................................             2,100       113,648
                       Rohm Co., Ltd. (Information Technology).....................             1,000       129,838
                       Secom Co. (Consumer Discretionary)..........................             2,500       125,563
                       Sky Perfect Communications, Inc. (Industrial &
                         Commercial)+..............................................               179       165,323
                       Sony Corp. (Information & Entertainment)....................             5,300       242,325
                       Sumitomo Mitsui (Finance)...................................            17,000        72,017
                       Tokyo Style Co. (Consumer Discretionary)....................            10,000        85,795
                       Toyota Motor Corp. (Consumer Discretionary).................             9,600       243,279
                       UFJ Holdings (Financial Services)+..........................                40        88,238



                       KOREA -- 1.5%
                       Korea Electric Power Corp. (Utilities)......................            16,460       272,971
                       Pohang Iron & Steel Co. (Materials).........................             2,170       202,323
                       SK Telecommunications Co., Ltd. (Information Technology)....               480        98,311
                       Samsung Electronic Co. (Information Technology).............               820       174,841



                       NETHERLANDS -- 1.9%
                       Aegon NV (Finance)..........................................             4,400       119,067
                       Kon Philips Electronics NV (Information Technology).........             5,500       163,423
                       Koninlkijke (Royal) KPN NV (Telecommunications)*+...........            20,289       103,124
                       Royal Dutch Petroleum Co. (Energy)..........................             3,400       172,208
                       Schlumberger, Ltd. (Energy).................................             3,900       214,305
                       TNT Post Group NV (Industrial & Commercial).................             7,400       160,067



                       SINGAPORE -- 0.4%
                       DBS Group Holdings (Financial Services)*+...................            28,000       209,261



                       SOUTH AFRICA -- 0.4%
                       Anglogold (Materials).......................................             5,200       182,943



                       SPAIN -- 1.2%
                       Amadeus Global Travel (Transportation)......................            20,900       120,555
                       Banco Popular (Finance).....................................             3,253       106,792
                       Endesa S.A. (Utilities).....................................             2,400        37,536
                       Inditex, Inc. (Consumer Discretionary)+.....................            11,936       227,478
                       Telefonica S.A. (Information Technology)+...................             5,915        79,136

---------------------
    30

                                         COMMON STOCK (CONTINUED)                           SHARES         VALUE
                       ---------------------------------------------------------------------------------------------
                       GLOBAL CORE EQUITY (continued)
                       SWEDEN -- 1.1%
                       Ericsson Lm Tel, Class B (Information Technology)...........            21,700   $   118,330
                       Gambro, Class A (Healthcare)................................            46,330       290,310
                       Hennes & Mauritz (Consumer Discretionary)...................             6,750       140,127



                       SWITZERLAND -- 1.1%
                       Credit Suisse Group (Finance)...............................             3,084       131,566
                       Nestle SA (Consumer Discretionary)..........................               950       202,639
                       Serono S.A., Class B (Healthcare)...........................               225       196,448



                       TAIWAN -- 0.4%
                       Formosa Chemicals & Fibre Corp. (Chemicals).................           129,000        86,738
                       Hon Hai Precision Industry Co., Ltd. (Industrial &
                         Commercial)...............................................            21,000        96,138



                       UNITED KINGDOM -- 6.0%
                       AstraZeneca, Inc. (Healthcare)..............................            11,500       517,945
                       Bae Systems, Inc. (Industrial & Commercial).................            40,100       180,430
                       BP, Plc. (Energy)...........................................            23,200       180,108
                       Billiton (Materials)........................................            43,700       221,723
                       Cable & Wireless (Telecommunications).......................            36,800       176,817
                       Compass Group, Plc. (Food & Lodging)........................            18,500       138,511
                       EasyJet, Plc. (Transportation)*+............................            16,362       112,346
                       Granada, Plc. (Consumer Discretionary)......................            36,238        75,600
                       Invensys (Industrial & Commercial)..........................            75,832       131,467
                       Marks & Spencer, Inc. (Consumer Discretionary)..............            47,000       246,666
                       Pearson, Plc. (Industrial & Commercial).....................            13,100       150,644
                       Royal Bank of Scotland Group (Finance)......................            10,800       262,521
                       Standard Chartered, Plc. (Finance)..........................            11,100       132,325
                       Vodafone Group, Plc. (Information Technology)...............           150,884       394,290



                       UNITED STATES -- 0.9%
                       Endesa S.A. -- ADR (Utilities)..............................             4,000        62,680
                       Korea Electric Power Corp. -- ADR (Energy)..................             1,000         9,150
                       Royal Dutch Petroleum Co. (Energy)..........................               100         4,902
                       Ryanair Holdings, Plc. -- ADR (Transportation)..............             7,600       243,580
                       Telefonica S.A. -- ADR (Information Technology).............             2,400        96,192
                                                                                                        ------------
                                                                                                         14,398,786
                                                                                                        ------------
                       TOTAL COMMON STOCK (COST $31,801,794).......................                      32,976,736
                                                                                                        ------------
                                                             WARRANTS -- 0.0%              WARRANTS
                       ---------------------------------------------------------------------------------------------
                       CORE EQUITY
                       GT Group Telecommunications, Inc. Warrants Expires
                         2001*(5)..................................................               100           500
                       KMC Telecom Holdings, Inc. Warrants Expires 2008*(5)........               330             0
                                                                                                        ------------
                       TOTAL WARRANTS (cost $6,489)................................                             500
                                                                                                        ------------

                                                                                           PRINCIPAL
                                                          BONDS & NOTES -- 29.6%            AMOUNT
                       ---------------------------------------------------------------------------------------------
                       CORE BOND -- 19.0%
                       ASSET-BACKED SECURITIES -- 1.5%
                       AMRC Auto Owner Trust 7.00% 2003............................       $     4,538         4,546
                       Advanta Mortgage Loan Trust 2.14% 2002(3)...................            59,687        59,723
                       Associates Automobile Receivable Trust 6.79% 2003...........             7,578         7,602
                       Carco Auto Loan Master Trust 6.43% 2004.....................            50,000        51,615
                       Citibank Credit Card Master Trust I 6.55% 2004..............           150,000       150,750
                       Ford Credit Auto Owner Trust 7.07% 2004.....................            50,000        51,779
                       Harley Davidson Eaglemark Motorcycle Trust 5.94% 2004.......            11,926        12,031

                                                           ---------------------

                                                                                           PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                           AMOUNT         VALUE
                       ---------------------------------------------------------------------------------------------
                       CORE BOND (continued)
                       ASSET-BACKED SECURITIES (continued)
                       Harley Davidson Eaglemark Motorcycle Trust 6.88% 2004.......       $    14,418   $    14,587
                       Honda Auto Lease Trust 6.65% 2005...........................            50,000        50,707
                       MBNA Master Credit Card Trust II 6.40% 2005.................            40,000        41,000
                       Navistar Financial Corp. Owner Trust 4.47% 2004.............            30,000        30,320
                       Pemex Project Funding Master Trust 7.75% 2007...............  EUR       25,000        22,690
                       Residential Funding Mortgage Securities I 6.00% 2009........               856           855
                       SLM Student Loan Trust 3.71% 2010...........................            47,930        47,930
                       SLM Student Loan Trust 3.79% 2008...........................            85,777        85,878
                       Toyota Auto Receivables Trust 6.75% 2003....................            16,846        16,957
                       US Airways Pass Through Trust 7.08% 2022....................            24,957        24,189
                       USAA Auto Loan Grantor Trust 6.10% 2006.....................            12,623        12,935
                       USAA Auto Owner Trust 6.90% 2003............................             3,401         3,411
                       World Omni Auto Receivables Trust 5.30% 2005................            40,000        41,035



                       CHEMICALS -- 0.2%
                       IMC Global, Inc. 7.63% 2005.................................            25,000        23,663
                       IMC Global, Inc. 11.25% 2011*...............................            45,000        48,402



                       CONSUMER DISCRETIONARY -- 2.2%
                       Accuride Corp. 9.25% 2008(2)................................           110,000        55,000
                       Beazer Homes USA, Inc. 8.63% 2011...........................            40,000        41,300
                       Consumers International, Inc. 10.25% 2005(2)................            50,000        19,000
                       Dana Corp. 9.00% 2011*......................................            65,000        58,825
                       Duane Reade, Inc. 9.25% 2008................................           125,000       123,125
                       Ford Motor Co. 6.38% 2029...................................            25,000        20,117
                       Hayes Lemmerz International, Inc. 11.88% 2006(2)*...........            25,000        11,750
                       Hayes Wheels International, Inc. 9.13% 2007(2)..............           130,000         5,750
                       J.C. Penney Co., Inc. 7.38% 2008............................            25,000        24,375
                       J.C. Penney Co., Inc. 7.60% 2007............................            15,000        14,700
                       LDM Technologies, Inc. 10.75% 2007..........................            40,000        20,200
                       Lear Corp. 8.11% 2009.......................................           145,000       148,365
                       Levi Strauss & Co. 7.00% 2006...............................            95,000        71,250
                       Levi Strauss & Co. 11.63% 2008..............................            65,000        57,363
                       Nash-Finch Co. 8.50% 2008...................................            50,000        47,250
                       New World Pasta Co. 9.25% 2009..............................            50,000        45,500
                       Revlon Consumer Products Corp. 12.00% 2005*.................            75,000        73,688
                       Rite Aid Corp. 7.13% 2007...................................           100,000        81,500
                       Sealy Mattress Co. 10.88% 2007(3)...........................            50,000        43,250
                       True Temper Sports, Inc. 10.88% 2008........................            80,000        80,800
                       Westpoint Stevens, Inc. 7.88% 2008..........................            80,000        24,800



                       ENERGY -- 0.7%
                       Amerada Hess Corp. 7.30% 2031...............................            15,000        14,864
                       Clark Refining & Marketing, Inc. 8.38% 2007.................           125,000       107,500
                       Costilla Energy, Inc. 10.25% 2006(2)(5).....................           130,000         2,171
                       Forest Oil Corp. 8.00% 2008*................................            21,000        21,105
                       Forest Oil Corp. 8.00% 2011*................................            10,000        10,000
                       ICO, Inc. 10.38% 2007.......................................            80,000        54,400
                       P&L Coal Holdings Corp. 9.63% 2008..........................            15,000        16,087
                       Parker Drilling Co. 9.75% 2006..............................            30,000        29,700
                       Pioneer Natural Resources Co. 9.63% 2010(2).................            40,000        44,300
                       Plains Resources, Inc. 10.25% 2006..........................            35,000        35,425
                       Pride International, Inc. 10.00% 2009.......................            25,000        27,125



                       FINANCE -- 0.8%
                       Conseco, Inc. 9.00% 2006....................................            10,000         4,600
                       Conseco, Inc. 10.75% 2008...................................            80,000        35,520
                       Credit Suisse First Boston Mortgage 7.15% 2029..............            35,000        37,033

---------------------
    32

                                                                                           PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                           AMOUNT         VALUE
                       ---------------------------------------------------------------------------------------------
                       CORE BOND (continued)
                       FINANCE (continued)
                       GS Mortgage Securities Corp. 2.18% 2004.....................       $    60,000   $    60,000
                       General Motors Acceptance Corp. 6.13% 2006..................            25,000        24,739
                       Holmes Financing, Plc. 2.55% 2005...........................            35,000        35,000
                       Holmes Financing, Plc. 2.62% 2015...........................            35,000        35,000
                       International Lease Finance Corp. 4.13% 2004................  EUR       10,000         8,744
                       PDVSA Finance, Ltd. 8.50% 2012..............................            20,000        18,200
                       Western Financial Savings, Inc. 8.88% 2007..................           125,000       115,360
                       HEALTHCARE -- 1.4%
                       Alaris Medical Systems, Inc. 9.75% 2006.....................           150,000       139,875
                       Alaris Medical, Inc. 11.13% 2008(3).........................           100,000        62,000
                       AmerisourceBergen Corp. 8.13% 2008*.........................             5,000         5,125
                       Beverly Enterprises, Inc. 9.63% 2009........................            15,000        15,712
                       Bio Rad Laboratories, Inc. 11.63% 2007......................            56,000        61,880
                       Conmed Corp. 9.00% 2008.....................................            55,000        56,100
                       Manor Care, Inc. 8.00% 2008.................................            10,000        10,350
                       Mediq, Inc./PRN Life Support Services 11.00% 2008(2)(5).....            80,000             0
                       Omnicare, Inc. 8.13% 2011...................................            15,000        15,525
                       Physician Sales & Services, Inc. 8.50% 2007.................            50,000        50,000
                       Radiologix, Inc. 10.50% 2008*...............................            40,000        39,800
                       Tenet Healthcare Corp. 8.13% 2008...........................            50,000        53,595
                       Triad Hospitals, Inc. 8.75% 2009............................            20,000        20,900
                       Triad Hospitals, Inc. 11.00% 2009...........................            25,000        27,375
                       Universal Hospital Services, Inc. 10.25% 2008...............           100,000        99,000
                       Warner Chilcott, Inc. 12.63% 2008...........................            50,000        54,500
                       INDUSTRIAL & COMMERCIAL -- 1.3%
                       Allied Waste North America, Inc. 10.00% 2009................            50,000        51,250
                       Anthony Crane Rental LP 10.38% 2008.........................           100,000        17,000
                       Argo Tech Corp. 8.63% 2007..................................            85,000        54,400
                       Atlas Air, Inc. 9.38% 2006..................................            45,000        36,000
                       Atlas Air, Inc. 10.75% 2005.................................            45,000        40,050
                       CSK Auto, Inc. 12.00% 2006*.................................            20,000        20,150
                       Centex Corp. 7.88% 2011.....................................            25,000        25,539
                       Delta Air Lines, Inc. 7.90% 2009............................            75,000        67,875
                       Dunlop Standard Aerospace Holdings, Plc. 11.88% 2009........            60,000        60,600
                       Grove Worldwide LLC 9.25% 2008(2)...........................            70,000         1,400
                       Hexcel Corp. 9.75% 2009(2)..................................            25,000        14,000
                       IT Group, Inc. 11.25% 2009#.................................            40,000         7,200
                       Lucent Technologies, Inc. 7.25% 2006........................           125,000       106,250
                       Navistar International Corp. 8.00% 2008.....................            30,000        29,100
                       Navistar International Corp. 9.38% 2006.....................             5,000         5,250
                       Neenah Foundry Co. 11.13% 2007..............................            20,000        11,000
                       Reed Elsevier Capital 5.75% 2008............................  EUR       25,000        22,260
                       Roller Bearing Company America, Inc. 9.63% 2007.............            20,000        17,500
                       United Rentals North America, Inc. 10.75% 2008..............            20,000        21,500
                       Xerox Capital Europe, Plc. 5.88% 2004.......................            50,000        46,000
                       INFORMATION & ENTERTAINMENT -- 2.4%
                       Adelphia Communications Corp. 9.88% 2007....................            25,000        24,500
                       American Color Graphics, Inc. 12.75% 2005...................           100,000        96,125
                       CSC Holdings, Inc. 7.63% 2011...............................            50,000        50,111
                       Century Communications Corp. zero coupon 2008...............           250,000       127,500
                       Charter Communications Holdings, LLC 8.63% 2009.............            65,000        62,075
                       Charter Communications Holdings, LLC 10.75% 2009............            25,000        26,125
                       Charter Communications Holdings, LLC 13.50% 2011(3).........           135,000        88,087
                       Circus Circus Enterprises, Inc. 9.25% 2005..................            25,000        25,063
                       Classic Cable, Inc. 10.50% 2010(2)..........................           150,000        37,500

                                                           ---------------------

                                                                                           PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                           AMOUNT         VALUE
                       ---------------------------------------------------------------------------------------------
                       CORE BOND (continued)
                       INFORMATION & ENTERTAINMENT (continued)
                       Echostar DBS Corp. 9.38% 2009...............................       $   125,000   $   128,125
                       Frontiervision Holdings LP 11.88% 2007(3)...................            35,000        36,750
                       Hammon, John Q Hotels 8.88% 2004............................            25,000        23,750
                       Hasbro, Inc. 8.50% 2006.....................................            11,000        11,220
                       Insight Communications, Inc. 12.26% 2011(3).................           100,000        59,000
                       Insight Midwest LP 9.75% 2009...............................            50,000        52,750
                       LIN Holdings Corp. 10.00% 2008(3)...........................           175,000       112,000
                       MGM Mirage Co. 8.38% 2011...................................            50,000        49,375
                       Mandalay Resort Group 9.38% 2010*...........................            25,000        24,906
                       Mediacom Broadband LLC 11.00% 2013..........................            50,000        54,875
                       News America Holdings, Inc. 8.88% 2023......................            15,000        16,457
                       STC Broadcasting, Inc. 11.00% 2007..........................            40,000        34,000
                       Station Casinos, Inc. 8.88% 2008............................            65,000        63,050
                       United Pan-Europe Communications NV 11.25% 2010(2)..........            25,000         3,250
                       Young Broadcasting, Inc. 10.00% 2011........................            50,000        46,750
                       INFORMATION TECHNOLOGY -- 1.4%
                       Amkor Technology, Inc. 9.25% 2008...........................           100,000        94,500
                       Amkor Technology, Inc. 10.50% 2009..........................            50,000        44,500
                       Clear Channel Communications, Inc. 6.50% 2005...............  EUR       30,000        26,669
                       Crown Castle International Corp. 10.63% 2007(1)(3)..........            50,000        42,000
                       Exodus Communications, Inc. 10.75% 2009(2)..................            50,000         9,250
                       Exodus Communications, Inc. 11.25% 2008(2)..................            50,000         9,250
                       Exodus Communications, Inc. 11.63% 2010(2)..................           200,000        36,000
                       Fairchild Semiconductor Corp. 10.13% 2007...................            25,000        25,688
                       Global Crossing Holdings, Ltd. 9.13% 2006#..................            75,000         7,500
                       Hyperion Telecommunications, Inc. 13.00% 2003(2)............           110,000         3,575
                       International Business Machines 3.46% 2002..................  EUR       65,000        57,905
                       KMC Telecom Holdings, Inc. 12.50% 2003(3)(5)................           330,000        13,200
                       Level 3 Communications, Inc. 10.75% 2008....................  EUR       10,000         4,184
                       Seagate Technology 12.50% 2007*.............................            35,000        39,900
                       South Carolina Holding Corp. 12.00% 2009....................            68,000        23,800
                       Telecommunications Techniques, Inc. 9.75% 2008..............           140,000        42,000
                       Telewest Communications, Inc. 9.88% 2010....................           175,000       126,000
                       Time Warner Telecom, Inc. 10.13% 2011.......................            50,000        39,750
                       Viasystems, Inc. 9.75% 2007.................................            75,000        22,500
                       Williams Communications Group, Inc. 10.88% 2009.............           100,000        42,750
                       Winstar Communications, Inc. 12.75% 2010(2).................            50,000            62
                       MATERIALS -- 2.2%
                       AK Steel Corp. 7.88% 2009...................................           100,000        98,500
                       Airgas, Inc. 9.13% 2011.....................................            10,000        10,550
                       Arco Chemical Co. 9.80% 2020................................            85,000        77,350
                       Bayou Steel Corp. 9.50% 2008................................             5,000         2,250
                       Caraustar Industries, Inc. 9.88% 2011.......................            25,000        26,125
                       Century Aluminum Co. 11.75% 2008............................            55,000        56,925
                       Compass Minerals Group, Inc. 10.00% 2011*...................            10,000        10,375
                       Georgia Gulf Corp. 10.38% 2007..............................            90,000        94,050
                       Insight Midwest LP 10.50% 2010..............................            20,000        21,500
                       Lyondell Chemical Co. 9.88% 2007............................            30,000        30,150
                       National Steel Corp. 9.88% 2009.............................            80,000        28,800
                       Noveon, Inc. 11.00% 2011....................................            10,000        10,500
                       Owens Illinois, Inc. 7.35% 2008.............................             5,000         4,425
                       Owens-Illinois, Inc. 7.50% 2010.............................            75,000        66,375
                       Owens-Illinois, Inc. 7.85% 2004.............................            50,000        48,125
                       Pacifica Papers, Inc. 10.00% 2009...........................            35,000        37,625
                       Packaging Corp. of America 9.63% 2009.......................            40,000        43,800
                       Paperboard Industries International, Inc. 8.38% 2007........            30,000        28,800

---------------------
    34

                                                                                           PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                           AMOUNT         VALUE
                       ---------------------------------------------------------------------------------------------
                       CORE BOND (continued)
                       MATERIALS (continued)
                       Pioneer Americas Acquisition Corp. 9.25% 2007(2)............       $    15,000   $     4,219
                       Resolution Performance Products, Inc. 13.50% 2010*..........            50,000        54,500
                       Stone Container Corp. 9.25% 2008............................            15,000        15,826
                       Stone Container Corp. 9.75% 2011............................            25,000        26,625
                       Tesoro Petroleum Corp. 9.63% 2008*..........................            25,000        25,937
                       Texas Petrochemicals Corp. 11.13% 2006......................           100,000        83,000
                       United States Steel LLC 10.75% 2008*........................            85,000        81,175
                       Weirton Steel Corp. 10.75% 2005(2)..........................            25,000         2,626
                       Weirton Steel Corp. 11.38% 2004(2)..........................           100,000        10,500
                       REAL ESTATE -- 0.4%
                       Spieker Properties, L.P. 6.80% 2004.........................            55,000        57,377
                       Standard Pacific Corp. 9.50% 2010...........................            50,000        50,250
                       Webb Delaware Corp. 10.25% 2010.............................            75,000        80,438
                       TELECOMMUNICATIONS -- 1.5%
                       AT&T Corp. 8.00% 2031*......................................            15,000        15,692
                       Alaska Communications Systems Holdings, Inc. 9.38% 2009.....            50,000        49,500
                       Concentric Network Corp. 12.75% 2007(2).....................           150,000        16,500
                       GCI, Inc. 9.75% 2007........................................           150,000       146,251
                       GST Telecommunications, Inc. 12.75% 2007(2)(5)..............            60,000             0
                       ITC Deltacom, Inc. 8.88% 2008...............................            15,000         5,700
                       ITC Deltacom, Inc. 9.75% 2008...............................            75,000        27,750
                       ITC Deltacom, Inc. 11.00% 2007..............................            10,000         4,450
                       Marconi, Plc. 7.75% 2010....................................            75,000        38,250
                       McleodUSA, Inc. 8.13% 2009#.................................            75,000        16,125
                       McleodUSA, Inc. 8.38% 2008#.................................            35,000         7,525
                       McleodUSA, Inc. 9.25% 2007#.................................            50,000        11,000
                       McleodUSA, Inc. 9.50% 2008#.................................           160,000        34,400
                       NTL Communications Corp. 12.38% 2008(3).....................           240,000        59,400
                       Nextel Communications, Inc. 9.75% 2007(3)...................           250,000       177,188
                       Singapore Telecommunications, Ltd. 7.38% 2031...............            10,000        10,185
                       Time Warner Telecom, Inc. 9.75% 2008........................            75,000        59,625
                       United States West Capital Funding, Inc. 6.88% 2028.........            10,000         8,707
                       Worldcom, Inc. 8.25% 2010...................................            25,000        26,736
                       U.S. GOVERNMENT & AGENCIES -- 2.2%
                       Federal Home Loan Mortgage Corp. 6.85% 2029.................           152,904       157,395
                       United States Treasury Bonds 5.50% 2028.....................           175,000       168,984
                       United States Treasury Bonds 7.25% 2016.....................           100,000       115,609
                       United States Treasury Notes 5.00% 2011.....................            85,000        84,734
                       United States Treasury Notes 3.50% 2006.....................            70,000        67,561
                       United States Treasury Notes 3.63% 2002.....................           444,956       449,125
                       UTILITIES -- 0.8%
                       AES Corp. 8.50% 2007........................................            25,000        19,500
                       AES Corp. 8.88% 2011........................................            70,000        57,400
                       CMS Energy Corp. 7.50% 2009.................................            20,000        19,015
                       Calpine Corp. 8.50% 2011....................................           100,000        89,500
                       Calpine Corp. 8.63% 2010....................................            25,000        22,375
                       Energy Corp. 9.50% 2007.....................................           200,000       137,000
                       Western Resources, Inc. 6.88% 2004..........................            60,000        56,076
                       Western Resources, Inc. 7.13% 2009..........................            10,000         8,526
                                                                                                        ------------
                                                                                                          9,294,256
                                                                                                        ------------

                                                           ---------------------

                                                                                           PRINCIPAL
                                        BONDS & NOTES (continued)                           AMOUNT         VALUE
                       ---------------------------------------------------------------------------------------------
                       GLOBAL CORE BOND -- 10.6%
                       AUSTRALIA -- 0.5%
                       Commonwealth of Australia 6.50% 2013........................  AUD  $   195,000   $   102,547
                       National Australia Bank, Ltd. 2.02% 2002....................           120,000       120,040

                       BERMUDA -- 0.1%
                       FLAG Telecom Holdings, Ltd. 11.63% 2010.....................            50,000        21,500
                       Global Crossing Holdings, Ltd. 8.70% 2007(2)#...............            75,000         6,375

                       BRAZIL -- 0.0%
                       Vale Rio Doce Cia 0.43% 2009(5).............................  BRL        2,000             0

                       CANADA -- 1.0%
                       Abitibi-Consolidated, Inc. 8.85% 2030.......................            25,000        25,591
                       Air Canada, Inc. 10.25% 2011................................            90,000        57,487
                       Algoma Steel, Inc. 12.38% 2005(2)...........................            75,000        19,125
                       GT Group Telecommunications, Inc. 13.25% 2010(3)............           150,000        19,500
                       Government of Canada 5.75% 2029.............................  CAD       55,000        34,990
                       Government of Canada 7.00% 2006.............................  CAD       65,000        44,870
                       Norske Skog Canada, Ltd. 8.63% 2011*........................             5,000         5,188
                       Quebecor Media, Inc. 13.75% 2011(3).........................           170,000        96,050
                       Rogers Cantel Mobile, Inc. 9.38% 2008.......................            25,000        25,000
                       Rogers Cantel Mobile, Inc. 9.75% 2016.......................            25,000        25,250
                       Rogers Communications, Inc. 8.88% 2007......................            65,000        66,137
                       Rogers Wireless, Inc. 9.63% 2011............................            60,000        62,025
                       Tembec, Inc. 8.50% 2011.....................................            10,000        10,300

                       COLOMBIA -- 0.0%
                       Republic of Colombia 9.75% 2011.............................            19,387        20,356

                       FRANCE -- 0.4%
                       France Telecom 7.50% 2011*..................................  EUR       20,000        30,650
                       Government of France 5.25% 2008.............................  EUR      160,000       146,309

                       GERMANY -- 2.8%
                       Federal Republic of Germany 3.75% 2003......................  EUR      540,000       482,243
                       Federal Republic of Germany 5.25% 2011......................  EUR      750,000       679,135
                       Federal Republic of Germany 6.00% 2007......................  EUR       25,000        23,852
                       Federal Republic of Germany 6.50% 2027......................  EUR      205,000       207,653

                       ITALY -- 2.2%
                       Republic of Italy 4.75% 2005................................  EUR      405,000       366,057
                       Republic of Italy 6.50% 2027................................  EUR      110,000       110,890
                       Republic of Italy zero coupon 2002..........................  EUR      665,000       587,747

                       JAPAN -- 1.6%
                       Government of Japan 1.40% 2009..............................  JPY   64,100,000       503,494
                       Government of Japan 1.60% 2011..............................  JPY    2,000,000        15,714
                       Government of Japan 1.60% 2011..............................  JPY    5,000,000        39,191
                       Government of Japan 2.40% 2007..............................  JPY   27,000,000       225,773
                       Government of Japan 2.60% 2019..............................  JPY    1,000,000         8,413

                       MEXICO -- 0.1%
                       Satelites Mexicanos S.A. 10.13% 2004........................            50,000        28,000

                       NETHERLANDS -- 0.0%
                       United Pan-Europe Communications NV 11.50% 2010.............            50,000         6,500

---------------------
    36

                                                                                           PRINCIPAL
                                        BONDS & NOTES (continued)                           AMOUNT         VALUE
                       ---------------------------------------------------------------------------------------------
                       GLOBAL CORE BOND (continued)
                       NEW ZEALAND -- 0.1%
                       Government of New Zealand 6.00% 2011........................  NZD  $    95,000   $    37,202

                       PERU -- 0.1%
                       Republic of Peru 4.00% 2004(4)..............................            80,000        56,942

                       RUSSIA -- 0.0%
                       Russian Federation 8.25% 2010*..............................            25,000        21,750

                       SWEDEN -- 1.1%
                       Kingdom of Sweden 3.50% 2006................................  SEK    6,100,000       551,860

                       UNITED KINGDOM -- 0.6%
                       Government of United Kingdom Treasury 6.50% 2003............  GBP      100,000       149,959
                       Government of United Kingdom Treasury 4.25% 2032............  GBP       82,000       110,354
                       Government of United Kingdom Treasury 7.50% 2006............  GBP       20,000        32,036
                                                                                                        ------------
                                                                                                          5,184,055
                                                                                                        ------------
                       TOTAL BONDS & NOTES (cost $17,078,801)......................                      14,478,311
                                                                                                        ------------
                       TOTAL INVESTMENT SECURITIES (cost $48,887,084)..............                      47,455,547
                                                                                                        ------------
                                                       SHORT-TERM SECURITIES -- 1.0%
                       ---------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT
                       United States Treasury Bills 3.62% due 2/7/02...............           500,000       498,998
                                                                                                        ------------
                       TOTAL SHORT-TERM SECURITIES (cost $498,998).................                         498,998
                                                                                                        ------------
                       REPURCHASE AGREEMENT -- 2.4%
                       ---------------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (See Note 3)
                         (cost $1,175,000).........................................                       1,175,000
                                                                                                        ------------

                                                                                                        ------------
                       TOTAL INVESTMENTS -- (cost: $50,561,082)   100.2%                                 49,129,545
                       Liabilities less other assets --            (0.2)                                    (70,640)
                                                                  ------                                ------------
                       NET ASSETS --                              100.0%                                $49,058,905
                                                                  ======                                ============

              -----------------------------

              +   Non-income producing security.
              *   Resale restricted to qualified institutional buyers.
              (#) Issuer filed bankruptcy subsequent to December 31, 2001.
              @ The security or a portion thereof has been segregated as collateral for futures contracts.
              (1) Security represents an investment in an affiliated company.
              (2) Bond in default.
              (3) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
              (4) Variable rate security -- the rate reflected is as of December
                  31, 2001; maturity date reflects next reset date.
              (5) Fair valued security -- See Note 2.
              ADR -- American Depository Receipt.

              See Notes to Financial Statements.

                                                           ---------------------

              OPEN FUTURES CONTRACTS
              ------------------------------------------------------------------

                                                                                                                   UNREALIZED
                       NUMBER OF                                   EXPIRATION    VALUE AT       VALUE AS OF      APPRECIATION/
                       CONTRACTS            DESCRIPTION               DATE      TRADE DATE   DECEMBER 31, 2001   (DEPRECIATION)
                       --------------------------------------------------------------------------------------------------------
                       7 Long      US 5Y Note Futures -- Chicago
                                   Board of Trade................  March 2002    $739,165        $740,810           $ 1,645
                       1 Short     US 2Y Note Futures -- Chicago
                                   Board of Trade................  March 2002     209,819         209,400               419
                       2 Long      Euro-Schatz Futures -- Eurex
                                   Deutschland Exchange..........  March 2002     210,234         207,740            (2,494)
                                                                                                                    -------
                                                                                                                    $  (430)
                                                                                                                    =======

              See Notes to Financial Statements.

---------------------
    38

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS
              ------------------------------------------------------------------

                        CONTRACT                     IN                     DELIVERY   GROSS UNREALIZED
                       TO DELIVER               EXCHANGE FOR                  DATE       APPRECIATION
                       --------------------------------------------------------------------------------
                       AUD              55,000    USD              28,387   01/15/02       $   264
                       *AUD            297,000    USD             153,280   01/16/02         1,426
                       AUD              77,000    USD              39,809   01/16/02           439
                       CAD             130,000    USD              82,346   01/18/02           714
                       CHF              77,000    USD              46,572   01/22/02           172
                       CHF           2,000,000    USD           1,225,385   03/12/02        20,203
                       *EUR            164,000    USD             146,337   01/17/02           454
                       *EUR             97,000    USD              86,665   01/17/02           380
                       EUR              10,000    USD               8,967   01/17/02            72
                       EUR               2,000    USD               1,804   01/17/02            25
                       *EUR              3,000    USD               2,692   01/17/02            23
                       *EUR              2,000    USD               1,781   01/17/02             2
                       *JPY          4,962,000    USD              40,413   01/15/02         2,509
                       *JPY          3,767,000    USD              30,664   01/15/02         1,889
                       *JPY         10,335,000    USD              81,167   03/07/02         2,017
                       *NOK            296,000    USD              32,893   01/30/02            50
                       *NZD            140,000    USD              58,240   01/23/02            68
                       *SGD             61,000    USD              33,297   01/09/02           259
                       *SGD             37,000    USD              20,179   01/09/02           140
                       *SGD             37,000    USD              20,169   01/09/02           130
                       *USD             53,040    EUR              60,000   01/17/02           332
                       *USD             46,852    EUR              53,000   01/17/02           293
                       USD               7,183    DKK              60,700   01/18/02            79
                       *USD             47,664    CHF              80,000   01/22/02           543
                       *USD             18,216    NZD              44,000   01/23/02            67
                       USD             637,785    HKD           4,976,000   02/22/02           203
                       USD           1,326,988    NOK          12,074,000   03/12/02         6,175
                       *USD            318,825    GBP             225,000   03/12/02         6,920
                                                                                           -------
                                                                                            45,848
                                                                                           -------

                                                           ---------------------

              ------------------------------------------------------------------

                        CONTRACT                    IN                     DELIVERY   GROSS UNREALIZED
                       TO DELIVER              EXCHANGE FOR                  DATE       DEPRECIATION
                       -------------------------------------------------------------------------------
                       *CHF            81,000    USD              48,637   01/22/02       $   (173)
                       CHF          1,302,000    USD             781,044   03/12/02         (3,530)
                       *EUR            11,000    USD               9,724   01/17/02            (61)
                       EUR             65,000    USD              57,727   01/17/02            (93)
                       *EUR            33,000    USD              29,122   01/17/02           (233)
                       EUR             54,000    USD              47,600   01/17/02           (434)
                       *EUR           350,000    USD             310,450   01/17/02           (886)
                       EUR            820,600    USD             726,231   01/17/02         (3,717)
                       EUR          2,053,700    USD           1,815,522   01/17/02        (11,306)
                       *EUR         1,707,000    USD           1,511,549   03/12/02         (3,709)
                       *GBP            60,000    USD              86,580   01/28/02           (500)
                       GBP            178,200    USD             257,143   01/28/02         (1,486)
                       *GBP           270,000    USD             385,641   03/12/02         (5,253)
                       HKD          4,976,000    USD             636,912   02/22/02         (1,077)
                       SEK          6,033,000    USD             574,610   01/11/02         (2,175)
                       *USD            26,706    EUR              30,000   01/17/02            (20)
                       *USD             3,096    AUD               6,000   01/16/02            (28)
                       *USD            21,800    GBP              15,000   01/28/02            (29)
                       *USD            79,677    NOK             717,000   01/30/02           (122)
                       *USD            20,278    SGD              37,000   01/09/02           (239)
                       *USD            34,182    SGD              62,000   01/09/02           (603)
                       *USD            33,336    JPY           4,200,000   01/15/02         (1,253)
                       *USD            29,963    JPY           3,729,000   01/15/02         (1,478)
                       *USD            66,008    AUD             127,000   01/16/02         (1,074)
                       *USD            46,341    AUD              90,000   01/16/02           (324)
                       *USD           264,517    EUR             297,000   01/17/02           (327)
                       *USD           195,666    EUR             219,000   01/17/02           (858)
                       USD            188,194    AUD             365,000   02/26/02         (2,068)
                       *USD            82,383    JPY          10,335,000   03/07/02         (3,232)
                       USD            493,061    JPY          62,000,000   03/12/02        (18,117)
                       USD          1,038,375    NOK           9,300,000   03/12/02        (11,506)
                       *USD           712,462    EUR             790,000   03/12/02        (11,200)
                                                                                          --------
                                                                                           (87,111)
                                                                                          --------
                                                                                          $(41,263)
                                                                                          ========

              * Represents open forward foreign currency contracts and
                offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterpart settlement risk.

                       AUD    - Australian Dollar         EUR    - Euro Dollar               NZD    - New Zealand Dollar
                       BRL    - Brazilian Real            GBP    - British Pound             SEK    - Swedish Krona
                       CAD    - Canadian Dollar           HKD    - Hong Kong Dollar          SGD    - Singapore Dollar
                       CHF    - Swiss Franc               JPY    - Japanese Yen              USD    - United States Dollar
                       DKK    - Danish Krone              NOK    - Norwegian Krone

              See Notes to Financial Statements

---------------------
    40

                             (This page intentionally left blank)

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES
    DECEMBER 31, 2001

                                                                                   GOVERNMENT &
                                                                 MONEY MARKET      QUALITY BOND
                                                                  PORTFOLIO         PORTFOLIO
   --------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities, at value*............................  $         --      $636,161,909
   Short-term securities*......................................    32,263,686        34,985,138
   Repurchase agreements (cost equals market)..................     1,455,000        46,970,000
   Cash........................................................           715                --
   Foreign currency*...........................................            --                --
   Receivables for:
     Fund shares sold..........................................       895,454         3,383,565
     Dividends and accrued interest............................        12,534         6,680,338
     Sales of investments......................................            --                --
     Variation margin on futures contracts.....................            --                --
   Unrealized appreciation on forward foreign currency
     contracts.................................................            --                --
   Prepaid expenses............................................           345            26,305
                                                                  -----------------------------
                                                                   34,627,734       728,207,255
                                                                  -----------------------------
   LIABILITIES:
   Payables for:
     Purchases of investments..................................            --        19,406,250
     Fund shares redeemed......................................       171,257         4,097,104
     Management fees...........................................        14,848           339,024
     Service fees..............................................            --                --
     Foreign currency contracts................................            --                --
     Variation margin on futures contracts.....................            --                --
   Other accrued expenses......................................        66,920           188,182
   Unrealized depreciation on forward foreign currency
     contracts.................................................            --                --
                                                                  -----------------------------
                                                                      253,025        24,030,560
                                                                  -----------------------------
   NET ASSETS..................................................  $ 34,374,709      $704,176,695
                                                                  -----------------------------
                                                                  -----------------------------
   COMPOSITION OF NET ASSETS:
   Paid in capital.............................................  $ 34,374,709      $665,094,295
   Accumulated undistributed net investment income (loss)......        (9,674)       31,866,237
   Accumulated undistributed net realized gain (loss) on
     investments, futures contracts and foreign currency.......         9,674          (847,226)
   Unrealized appreciation (depreciation) of investments.......            --         8,063,389
   Unrealized foreign exchange gain (loss) on other assets and
     liabilities...............................................            --                --
   Unrealized appreciation (depreciation) on futures
     contracts.................................................            --                --
                                                                  -----------------------------
                                                                 $ 34,374,709      $704,176,695
                                                                  -----------------------------
                                                                  -----------------------------
   Class A (unlimited shares authorized):
     Net assets................................................  $ 34,374,709      $684,464,222
     Shares of beneficial interest issued and outstanding......    34,374,709        46,335,999
     Net asset value, offering and redemption price per
       share...................................................  $       1.00      $      14.77
                                                                  -----------------------------
                                                                  -----------------------------
   Class B (unlimited shares authorized):
     Net assets................................................  $         --      $ 19,712,473
     Shares of beneficial interest issued and outstanding......            --         1,335,047
     Net asset value, offering and redemption price per
       share...................................................  $         --      $      14.77
                                                                  -----------------------------
                                                                  -----------------------------
   ---------------
   *Cost
     Investment securities.....................................  $         --      $628,098,520
                                                                  -----------------------------
                                                                  -----------------------------
     Short-term securities.....................................  $ 32,263,686      $ 34,985,138
                                                                  -----------------------------
                                                                  -----------------------------
     Foreign currency..........................................  $         --      $         --
                                                                  -----------------------------
                                                                  -----------------------------

    See Notes to Financial Statements

---------------------
    42

    GROWTH AND                      CAPITAL         NATURAL                    STRATEGIC
      INCOME         GROWTH       APPRECIATION     RESOURCES    MULTI-ASSET   MULTI-ASSET
     PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO
------------------------------------------------------------------------------------------
    $28,352,624   $780,968,155   $1,552,674,834   $70,958,732   $80,114,536   $47,455,547
             --             --               --            --       498,982       498,998
        685,000     25,920,000       98,875,000     1,220,000     6,315,000     1,175,000
          3,684          1,476            1,789         1,943           391            --
             --             --          148,298        45,874            --       518,398
         51,673      1,115,492        3,559,074       331,564        11,933         3,694
         28,099        793,929        1,199,689        97,823       398,180       414,786
             --      3,518,472        3,972,553            --            --       856,792
             --             --               --            --            --         3,231
             --             --               --            --            --        45,848
            251          6,450           89,201        11,514           686        22,808
    --------------------------------------------------------------------------------------
     29,121,331    812,323,974    1,660,520,438    72,667,450    87,339,708    50,995,102
    --------------------------------------------------------------------------------------
             --      8,819,855        3,050,776            --            --     1,523,629
         52,204      2,028,025       11,350,650       425,800        88,503        89,534
         17,007        453,274          956,085        44,461        74,093        41,527
             --             --            1,949           108            --            --
             --             --           39,969            --            --            --
             --             --               --            --        30,963            --
         58,718        213,192          400,775        61,474        75,390       194,396
             --             --               --            --            --        87,111
    --------------------------------------------------------------------------------------
        127,929     11,514,346       15,800,204       531,843       268,949     1,936,197
    --------------------------------------------------------------------------------------
    $28,993,402   $800,809,628   $1,644,720,234   $72,135,607   $87,070,759   $49,058,905
    --------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------
    $22,399,467   $726,228,822   $1,638,430,060   $65,473,140   $75,098,292   $55,998,196
         84,280      2,274,857         (118,087)      756,537     2,044,189       263,050
      1,974,111    (36,795,936)    (232,719,764)    3,672,319    (2,251,228)   (5,785,214)
      4,535,544    109,101,885      239,141,024     2,233,653    12,147,321    (1,431,537)
             --             --          (12,999)          (42)           --        14,840
             --             --               --            --        32,185          (430)
    --------------------------------------------------------------------------------------
    $28,993,402   $800,809,628   $1,644,720,234   $72,135,607   $87,070,759   $49,058,905
    --------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------
    $28,993,402   $791,844,548   $1,628,155,175   $71,144,126   $87,070,759   $49,058,905
      2,310,997     31,725,706       54,978,602     4,029,514    11,016,402     7,414,830
    $     12.55   $      24.96   $        29.61   $     17.66   $      7.90   $      6.62
    --------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------
    $        --   $  8,965,080   $   16,565,059   $   991,481   $        --   $        --
             --        359,331          559,629        56,194            --            --
    $        --   $      24.95   $        29.60   $     17.64   $        --   $        --
    --------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------
    $23,817,080   $671,866,270   $1,313,533,810   $68,725,079   $67,967,215   $48,887,084
    --------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------
    $        --   $         --   $           --   $        --   $   498,982   $   498,998
    --------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------
    $        --   $         --   $      145,509   $    45,399            --   $   519,216
    --------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF OPERATIONS
    FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                   GOVERNMENT &
                                                                 MONEY MARKET      QUALITY BOND
                                                                  PORTFOLIO         PORTFOLIO
   --------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME:
   Income:
     Interest..................................................   $1,972,115       $35,491,143
     Dividends.................................................           --                --
                                                                  ----------------------------
            Total income*......................................    1,972,115        35,491,143
                                                                  ----------------------------
   Expenses:
     Investment management fees................................      219,581         3,522,144
     Custodian fees............................................       68,318           261,703
     Audit and tax consulting fees.............................       26,160            26,133
     Reports to investors......................................          885            56,785
     Trustees' fees............................................          962            18,100
     Legal fees................................................           --            21,023
     Service fees, Class B.....................................           --             4,437
     Insurance expense.........................................          327             2,435
     Other expenses............................................          365             3,179
                                                                  ----------------------------
            Total expenses before custody credits..............      316,598         3,915,939
            Custody credits earned on cash balances............         (723)           (3,238)
                                                                  ----------------------------
   Net investment income (loss)................................    1,656,240        31,578,442
                                                                  ----------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
     FOREIGN CURRENCIES:
   Net realized gain (loss) on investments.....................       10,903         5,914,596
   Net realized foreign exchange gain (loss) on other assets
     and liabilities...........................................           --                --
   Net realized gain (loss) on futures contracts...............           --         1,158,858
   Change in unrealized appreciation (depreciation) of
     investments...............................................           --          (511,064)
   Change in unrealized foreign exchange gain (loss) on other
     assets and liabilities....................................           --                --
   Change in unrealized appreciation (depreciation) on futures
     contracts.................................................           --                --
                                                                  ----------------------------
   Net realized and unrealized gain (loss) on investments and
     foreign currencies........................................       10,903         6,562,390
                                                                  ----------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS................................................   $1,667,143       $38,140,832

                                                                  ----------------------------
                                                                 ----------------------------
   ---------------
   *  Net of foreign withholding taxes on interest and
     dividends of..............................................   $       --       $        --

                                                                  ----------------------------
                                                                 ----------------------------

    See Notes to Financial Statements

---------------------
    44

---------------------

    GROWTH AND                       CAPITAL        NATURAL                    STRATEGIC
      INCOME         GROWTH       APPRECIATION     RESOURCES    MULTI-ASSET   MULTI-ASSET
     PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
------------------------------------------------------------------------------------------
    $    11,921   $     849,306   $   4,191,455   $    68,882   $ 2,407,404   $ 1,633,444
        395,941       7,528,756       6,115,792     1,457,155       707,564       445,865
------------------------------------------------------------------------------------------
        407,862       8,378,062      10,307,247     1,526,037     3,114,968     2,079,309
------------------------------------------------------------------------------------------
        220,231       5,458,234      12,069,197       563,738       946,741       535,054
         69,825         285,064         610,902        76,830        68,900        81,065
         23,110          23,405              --        23,515        23,515        31,290
            885          59,565         130,280         7,535         2,143           340
            860          28,685          29,357         2,013         3,125           933
             --          29,978          54,654         4,835            --            --
             --           2,224           3,528           296            --            --
            236           4,423              --           341           639           343
            226           5,344          54,157           329           650            --
------------------------------------------------------------------------------------------
        315,373       5,896,922      12,952,075       679,432     1,045,713       649,025
           (320)         (5,259)         (7,927)         (650)         (565)       (1,561)
------------------------------------------------------------------------------------------
         92,809       2,486,399      (2,636,901)      847,255     2,069,820     1,431,845
------------------------------------------------------------------------------------------
      1,977,749     (35,726,565)   (224,710,783)    4,476,625       (70,234)   (5,924,670)
             --              --          21,408       (58,448)           --        (6,618)
             --              --              --            --    (1,073,480)      166,782
     (6,272,072)    (91,089,251)    (37,320,563)   (8,065,881)   (5,744,070)      (70,187)
             --              --             796        (1,655)           --       103,648
             --              --              --            --       232,922       (25,645)
------------------------------------------------------------------------------------------
     (4,294,323)   (126,815,816)   (262,009,142)   (3,649,359)   (6,654,862)   (5,756,690)
------------------------------------------------------------------------------------------
    $(4,201,514)  $(124,329,417)  $(264,646,043)  $(2,802,104)  $(4,585,042)  $(4,324,845)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    $     1,599   $       3,940   $     155,923   $    77,935   $        30   $    44,464
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                     GOVERNMENT &
                                                                 MONEY MARKET        QUALITY BOND
                                                                   PORTFOLIO          PORTFOLIO
   -----------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)................................  $   1,656,240      $  31,578,442
   Net realized gain (loss) on investments.....................         10,903          5,914,596
   Net realized foreign exchange gain (loss) on other assets
     and liabilities...........................................             --                 --
   Net realized gain on futures contracts......................             --          1,158,858
   Change in unrealized appreciation (depreciation) of
     investments...............................................             --           (511,064)
   Change in unrealized foreign exchange gain (loss) on other
     assets and liabilities....................................             --                 --
   Change in unrealized appreciation (depreciation) on futures
     contracts.................................................             --                 --
                                                                 --------------------------------
   Net increase (decrease) in net assets resulting from
     operations................................................      1,667,143         38,140,832
                                                                 --------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS:
   Distributions from capital gains -- Class A.................             --                 --
   Distributions from capital gains -- Class B.................             --                 --
   Dividends from net investment income -- Class A.............     (1,667,143)       (29,014,203)
   Dividends from net investment income -- Class B.............             --            (75,797)
                                                                 --------------------------------
   Total dividends and distributions to shareholders...........     (1,667,143)       (29,090,000)
                                                                 --------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
     SHARE TRANSACTIONS (NOTE 7)...............................    (27,473,843)       162,903,312
                                                                 --------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS.....................    (27,473,843)       171,954,144
                                                                 --------------------------------
   NET ASSETS:
   Beginning of period.........................................     61,848,552        532,222,551
                                                                 --------------------------------
   End of period+..............................................  $  34,374,709      $ 704,176,695
                                                                 --------------------------------
                                                                 --------------------------------
   ---------------
   +  Accumulated undistributed net investment income (loss)...  $      (9,674)     $  31,866,237
                                                                 --------------------------------
                                                                 --------------------------------

    See Notes to Financial Statements

---------------------
    46

---------------------

       GROWTH                          CAPITAL         NATURAL                       STRATEGIC
     AND INCOME       GROWTH        APPRECIATION      RESOURCES     MULTI-ASSET     MULTI-ASSET
     PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------
    $     92,809   $   2,486,399   $    (2,636,901)  $    847,255   $  2,069,820   $   1,431,845
       1,977,749     (35,726,565)     (224,710,783)     4,476,625        (70,234)     (5,924,670)
              --              --            21,408        (58,448)            --          (6,618)
              --              --                --             --     (1,073,480)        166,782
      (6,272,072)    (91,089,251)      (37,320,563)    (8,065,881)    (5,744,070)        (70,187)
              --              --               796         (1,655)            --         103,648
              --              --                --             --        232,922         (25,645)
------------------------------------------------------------------------------------------------
      (4,201,514)   (124,329,417)     (264,646,043)    (2,802,104)    (4,585,042)     (4,324,845)
------------------------------------------------------------------------------------------------
      (3,710,000)   (115,997,720)     (385,727,080)    (5,028,952)   (11,265,000)     (8,314,000)
              --        (187,280)         (499,920)       (11,048)            --              --
         (88,000)     (1,158,469)       (4,050,305)      (309,365)    (2,685,000)     (2,575,000)
              --          (1,531)           (4,695)          (635)            --              --
------------------------------------------------------------------------------------------------
      (3,798,000)   (117,345,000)     (390,282,000)    (5,350,000)   (13,950,000)    (10,889,000)
------------------------------------------------------------------------------------------------
      (1,081,641)    128,298,431       344,755,996      8,663,136       (691,798)      2,502,248
------------------------------------------------------------------------------------------------
      (9,081,155)   (113,375,986)     (310,172,047)       511,032    (19,226,840)    (12,711,597)
------------------------------------------------------------------------------------------------
      38,074,557     914,185,614     1,954,892,281     71,624,575    106,297,599      61,770,502
------------------------------------------------------------------------------------------------
    $ 28,993,402   $ 800,809,628   $ 1,644,720,234   $ 72,135,607   $ 87,070,759   $  49,058,905
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
    $     84,280   $   2,274,857   $      (118,087)  $    756,537   $  2,044,189   $     263,050
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                     GOVERNMENT &
                                                                 MONEY MARKET        QUALITY BOND
                                                                   PORTFOLIO          PORTFOLIO
   -----------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income.......................................  $   3,696,404      $  28,866,167
   Net realized gain (loss) on investments.....................         (1,229)        (4,342,683)
   Net realized foreign exchange gain (loss) on other assets
     and liabilities...........................................             --                 --
   Net realized loss on futures contracts......................             --                 --
   Change in unrealized appreciation (depreciation) of
     investments...............................................             --         29,178,076
   Change in unrealized foreign exchange gain (loss) on other
     assets and liabilities....................................             --                 --
   Change in unrealized appreciation (depreciation) on futures
     contracts.................................................             --                 --
                                                                 --------------------------------
   Net increase (decrease) in net assets resulting from
     operations................................................      3,695,175         53,701,560
                                                                 --------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS:
   Distributions from capital gains - Class A..................             --                 --
   Distributions from capital gains - Class B..................             --                 --
   Dividends from net investment income - Class A..............     (3,695,175)       (24,350,000)
   Dividends from net investment income - Class B..............             --                 --
                                                                 --------------------------------
   Total dividends and distributions to shareholders...........     (3,695,175)       (24,350,000)
                                                                 --------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
     SHARE TRANSACTIONS (NOTE 7)...............................     (1,373,762)        22,298,901
                                                                 --------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS.....................     (1,373,762)        51,650,461
                                                                 --------------------------------
   NET ASSETS:
   Beginning of period.........................................     63,222,314        480,572,090
                                                                 --------------------------------
   End of period+..............................................  $  61,848,552      $ 532,222,551
                                                                 --------------------------------
                                                                 --------------------------------
   ---------------
   + Accumulated undistributed net investment income...........  $       1,229      $  29,040,594
                                                                 --------------------------------
                                                                 --------------------------------

    See Notes to Financial Statements

---------------------
    48

---------------------

     GROWTH AND                       CAPITAL         NATURAL                      STRATEGIC
       INCOME         GROWTH        APPRECIATION     RESOURCES    MULTI-ASSET     MULTI-ASSET
     PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO       PORTFOLIO
----------------------------------------------------------------------------------------------
    $     89,767   $   1,416,555   $    4,207,538   $   318,009   $  2,661,732   $   1,864,207
       3,713,395     116,612,158      378,052,496     8,661,596     10,218,859       8,204,271
              --              --            1,016        (8,066)            --         (65,015)
              --              --               --            --        (22,501)       (137,032)
      (6,805,929)   (134,818,295)    (562,364,252)    1,110,507    (12,990,803)    (13,727,337)
              --              --           (2,844)        1,248             --         138,145
              --              --               --            --       (185,782)       (136,389)
----------------------------------------------------------------------------------------------
      (3,002,767)    (16,789,582)    (180,106,046)   10,083,294       (318,495)     (3,859,150)
----------------------------------------------------------------------------------------------
      (6,460,000)    (98,905,000)    (233,675,000)           --    (21,755,000)     (9,425,000)
              --              --               --            --             --              --
        (240,000)     (1,475,000)      (1,965,000)     (485,000)    (2,710,000)     (1,555,000)
              --              --               --            --             --              --
----------------------------------------------------------------------------------------------
      (6,700,000)   (100,380,000)    (235,640,000)     (485,000)   (24,465,000)    (10,980,000)
----------------------------------------------------------------------------------------------
      (1,932,489)    162,590,176      383,750,816     7,635,373      1,639,175      (2,660,487)
----------------------------------------------------------------------------------------------
     (11,635,256)     45,420,594      (31,995,230)   17,233,667    (23,144,320)    (17,499,637)
----------------------------------------------------------------------------------------------
      49,709,813     868,765,020    1,986,887,511    54,390,908    129,441,919      79,270,139
----------------------------------------------------------------------------------------------
    $ 38,074,557   $ 914,185,614   $1,954,892,281   $71,624,575   $106,297,599   $  61,770,502
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
    $     78,434   $   1,097,998   $    3,959,339   $   299,848   $  2,658,314   $   1,459,904
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION: Anchor Series Trust (the Trust), organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983, is an open-end diversified management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies. The Trust issues separate series of shares ("the Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objectives. In December of 2001, the High Yield Portfolio was liquidated and is no longer included in the Trust.

Effective July 9, 2001, shares of beneficial interest in certain Portfolios of the Trust (specifically, the Government & Quality Bond Portfolio, the Growth Portfolio, the Capital Appreciation Portfolio, and the Natural Resources Portfolio) were divided into two classes of shares, Class A and Class B. All shares issued prior to such date have been reclassified as Class A shares. Class A shares of each Portfolio are offered only in connection with certain variable contracts. Class B shares of a given Portfolio are identical in all respects to Class A shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class B shares are subject to service fees, while Class A shares are not, and (iii) Class B shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class B shares. The Board of Trustees may establish additional portfolios or classes in the future.

The investment objectives for each portfolio are as follows:

The MONEY MARKET PORTFOLIO seeks current income consistent with stability of principal through investment in a diversified portfolio of money market instruments maturing in 397 days or less.

The GOVERNMENT & QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal.

The GROWTH AND INCOME PORTFOLIO seeks to provide high current income and long-term capital appreciation by investing primarily in securities that provide the potential for growth and offer income, such as dividend-paying stocks and securities convertible into common stock.

The GROWTH PORTFOLIO seeks capital appreciation primarily through investments in growth equity securities.

The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation by investing in growth equity securities which are widely diversified by industry and company.

The NATURAL RESOURCES PORTFOLIO seeks a total return through investment primarily in equity securities of U.S. or foreign companies which are expected to provide favorable returns in periods of rising inflation.

The MULTI-ASSET PORTFOLIO seeks long-term total investment return consistent with moderate investment risk by investing in equity securities, convertible securities, investment grade fixed income securities and money market securities.

The STRATEGIC MULTI-ASSET PORTFOLIO seeks high long-term total investment return by investing in equity securities, aggressive growth equity securities, international equity securities, investment grade bonds, high-yield, high-risk bonds and money market instruments.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. In the opinion of management of the Trust, the accompanying financial statement contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Trust, and the results of its operations, the changes in its net assets and it financial highlights for the periods presented. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Nonconvertible bonds, debentures, and other long-term debt securities are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange, a portfolio uses the exchange that is the primary market for the security. Except for the Money Market Portfolio, short-term securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and ask prices. Discounts or premiums on short-term securities with 60 days or less to maturity are amortized to
---------------------
    50
maturity. Discounts and premiums are determined based upon the cost of the securities to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Trustees.

  For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars.

  Market values of investment securities are translated into U.S. dollars at the prevailing rate of exchange on the valuation date.

  Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts (forward contracts) are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities, including forward commitments on securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when earned or incurred.

  The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. The Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gain/loss on other assets and liabilities and change in unrealized foreign exchange gain/loss on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends, discount and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

  SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Securities transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date. The Trust amortizes all premiums and accretes all discounts on fixed income securities; gains and losses realized upon the sale of such securities are based on their identified cost. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

  Prior to January 1, 2001, the Trust did not accrete discounts or amortize premiums for financial reporting purposes. Based on securities held by the Portfolios on January 1, 2001, the cumulative effect of this accounting change had no impact on total net assets of the Portfolios, but resulted in a adjustment of $(1,110,439), $(23,986), and $5,982 to the cost of investment securities for the Government and Quality Bond, Multi-Asset and Strategic Multi-Asset Portfolios, respectively. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

  The effect of this change for the fiscal year ended December 31, 2001 was as follows:

                                                                NET                UNREALIZED              NET REALIZED
                                                             INVESTMENT    APPRECIATION (DEPRECIATION)    GAIN (LOSS) ON
                                                               INCOME            ON INVESTMENTS            INVESTMENTS
                                                             -----------------------------------------------------------
Government and Quality Bond................................  $(902,342)             $454,998                 $447,344
Multi-Asset................................................    (10,264)              (12,274)                  22,538
Strategic Multi-Asset......................................     40,179               (15,639)                 (24,540)

  Common expenses incurred by the Trust are allocated among the portfolios based upon relative net assets or other appropriate methods. In all other respects, expenses are charged to each portfolio as incurred on a specific identification basis.

  Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

  The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in capital. Net investment income/loss, net realized gain/loss, and net assets are not affected.

                                                           ---------------------

  For the year ended December 31, 2001, the reclassification arising from book/tax differences resulted in increases (decreases) to the components of net assets as follows:

                                                                 ACCUMULATED
                                                                UNDISTRIBUTED     ACCUMULATED
                                                                NET REALIZED     UNDISTRIBUTED       PAID
                                                                 INVESTMENT      NET REALIZED         IN
                                                                 INCOME/LOSS       GAIN/LOSS        CAPITAL
                                                                ---------------------------------------------
Money Market Portfolio......................................     $       --       $        --     $        --
Government & Quality Bond Portfolio.........................      1,447,640        (1,447,640)             --
Growth and Income Portfolio.................................          1,037                --          (1,037)
Growth Portfolio............................................       (149,540)          149,540              --
Capital Appreciation Portfolio..............................      2,614,475           739,165      (3,353,640)
Natural Resources Portfolio.................................        (80,566)           80,566              --
Multi-Asset Portfolio.......................................         25,041           (25,041)             --
Strategic Multi-Asset Portfolio.............................        (59,683)           59,683              --

Reclassifications are primarily due to differing book and tax treatments for foreign currency transactions, paydowns, and litigation settlements.

NOTE 3. OPERATING POLICIES:

REPURCHASE AGREEMENTS: The Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least 102% of the repurchase price. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

  At December 31, 2001, the Money Market, Government & Quality Bond, Growth and Income, Growth, Capital Appreciation, Natural Resources, Multi-Asset and Strategic Multi-Asset Portfolios had a 0.7%, 23.18%, 0.3%, 12.8%, 48.8%, 0.6%,
3.12% and 0.6%, respectively, undivided interest, representing $1,455,000, $46,970,000, $685,000, $25,920,000, $98,875,000, $1,220,000, $6,315,000, and
$1,175,000, respectively, in principal amount, in a joint repurchase agreement with SBC Warburg, Inc., which is dated December 31, 2001, bears interest at the rate of 1.69% per annum, has an aggregate principal amount of $202,600,000 and a repurchase price of $202,619,022, matures on January 2, 2002, and is collateralized by $25,066,000 of U.S. Treasury Bonds, which bear interest at a rate of 8.875%, matures 2/15/2019, $150,000,000 of U.S. Treasury Bonds, which bear interest at a rate of 6.75%, matures 8/15/2026; which together have an aggregate value of $202,609,511.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain portfolios may enter into forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The portfolio segregates assets equal to or greater than the value of the open contracts. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the portfolio as unrealized gain or loss. Upon settlement date, the portfolio records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. A portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FORWARD COMMITMENTS: Each portfolio may enter into contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (forward commitments). The forward commitments are marked-to-market daily using the market value of the underlying security that is purchased or sold under the commitment. The change in market value is recorded by the portfolio as unrealized gain or loss of investments. When a commitment is closed, the portfolio records a realized gain or loss equal to the difference between the value of the commitment at the time it was opened and the value at the time it was closed. The realized gain/loss is included with the realized gain/loss on investments in the Statement of Operations. The portfolio assumes the risk of any change in market value of the security beginning on the date of the agreement. Forward commitments may involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract the Trust is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum initial margin requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a portfolio's exposure in these financial instruments. A portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. The Trust's activities in futures contracts are conducted through regulated exchanges which do not result in counterparty credit risks. Pursuant to a contract the portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the portfolios as unrealized appreciation or depreciation. When a contract is closed, the portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
---------------------
    52

NOTE 4. FEDERAL INCOME TAXES: It is each portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to shareholders. Therefore, no federal income tax provision is required. Each portfolio is considered a separate entity for tax purposes.

  At December 31, 2001, the cost of investment securities for tax purposes, including short-term securities and aggregate gross unrealized gain (loss) for each portfolio were as follows:

                                            AGGREGATE       AGGREGATE
                                              GROSS           GROSS        UNREALIZED
                                            UNREALIZED     UNREALIZED     GAIN (LOSS)       COST OF         CAPITAL LOSS
                                               GAIN           LOSS            NET         INVESTMENTS     UTILIZED/EXPIRED
                                           -------------------------------------------------------------------------------
Money Market Portfolio...................  $         --   $          --   $         --   $           --      $    1,224
Government & Quality Bond Portfolio......    13,017,860      (6,687,290)     6,330,570      711,786,477       5,222,302
Growth and Income Portfolio..............     7,003,394      (2,517,750)     4,485,644       24,551,980              --
Growth Portfolio*........................   151,371,590     (45,019,074)   106,352,516      700,635,639              --
Capital Appreciation Portfolio**.........   347,588,089    (122,747,462)   224,840,627    1,426,709,207              --
Natural Resources Portfolio..............     6,127,045      (4,835,633)     1,291,412       70,887,320              --
Multi-Asset Portfolio....................    16,939,966      (4,840,660)    12,099,306       74,829,212              --
Strategic Multi-Asset Portfolio**........    48,789,383     (50,684,818)    (1,895,435)      51,024,980              --


                                           CAPITAL LOSS
                                            CARRYOVER     EXPIRATION
                                           -------------------------
Money Market Portfolio...................  $         --        --
Government & Quality Bond Portfolio......       679,643      2008
Growth and Income Portfolio..............            --        --
Growth Portfolio*........................    31,848,498      2009
Capital Appreciation Portfolio**.........   179,730,691      2009
Natural Resources Portfolio..............            --        --
Multi-Asset Portfolio....................     2,182,740      2009
Strategic Multi-Asset Portfolio**........     5,060,203      2009

 * Post 10/31 Capital Loss Deferrals: Growth Portfolio $2,098,069, Capital Appreciation $38,688,578, and Strategic Multi-Asset $182,830.

** Post 10/31 Foreign Exchange Loss Deferrals: Capital Appreciation $3,121,
   Strategic Multi-Asset $84,283.

  As required by the AICPA Audit Guide for Investment Companies for the reporting period beginning after December 15, 2000, the following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, and derivatives transactions.

                                                                  DISTRIBUTABLE EARNINGS
                                                        -------------------------------------------        TAX DISTRIBUTIONS
                                                                                       UNREALIZED     ---------------------------
                                                         ORDINARY      LONG-TERM      APPRECIATION     ORDINARY       LONG-TERM
                                                          INCOME         GAINS       (DEPRECIATION)     INCOME      CAPITAL GAINS
                                                        -------------------------------------------------------------------------
    Money Market Portfolio............................  $    13,000   $         --    $         --    $ 1,667,143   $         --
    Government & Quality Bond Portfolio...............   33,481,740       (679,843)      6,330,570     29,090,000             --
    Growth and Income Portfolio.......................       90,338      2,024,011       4,485,644         88,000      3,710,000
    Growth Portfolio..................................    2,346,520    (31,948,498)    106,352,516     38,234,651     79,110,349
    Capital Appreciation Portfolio....................           --   (179,730,691)    224,827,628     36,037,873    354,226,607
    Natural Resources Portfolio.......................    1,517,831      3,866,577       1,291,372        310,000      5,040,000
    Multi-Asset Portfolio.............................    2,079,421     (2,182,740)     12,099,306      6,684,517      7,265,483
    Strategic Multi-Asset Portfolio...................      306,503     (5,120,897)     (1,842,090)     5,190,251      5,698,749

NOTE 5. INVESTMENT MANAGEMENT AGREEMENTS: The Trust entered into an Investment Advisory and Management Agreement (the Management Agreement) with SunAmerica Asset Management Corp. (SAAMCo), an indirect wholly owned subsidiary of American International Group, Inc., with respect to each portfolio. SAAMCo serves as manager for each of the portfolios. The Management Agreement provides that SAAMCo shall act as investment adviser to the Trust; manage the Trust's investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

  The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each portfolio's average daily net assets:

                             AVERAGE DAILY   MANAGEMENT
        PORTFOLIO             NET ASSETS        FEE
-------------------------------------------------------
Money Market                $0-$150 million    .500%
                            >  $150 million    .475%
                            >  $250 million    .450%
                            >  $500 million    .425%
Government & Quality Bond   $0-$200 million    .625%
                            >  $200 million    .575%
                            >  $500 million    .500%

                             AVERAGE DAILY   MANAGEMENT
        PORTFOLIO             NET ASSETS        FEE
-------------------------------------------------------
Growth and Income           $0-$100 million    .700%
                            >  $100 million    .650%
                            >  $250 million    .600%
                            >  $500 million    .575%
Growth                      $0-$250 million    .750%
                            >  $250 million    .675%
                            >  $500 million    .600%

                                                           ---------------------

                             AVERAGE DAILY   MANAGEMENT
        PORTFOLIO             NET ASSETS        FEE
-------------------------------------------------------
Capital Appreciation         $0-$50 million    .750%
                           >    $50 million    .725%
                           >   $100 million    .700%
Natural Resources                        $0    .750%

                             AVERAGE DAILY   MANAGEMENT
        PORTFOLIO             NET ASSETS        FEE
-------------------------------------------------------
Strategic Multi-Asset/      $0-$200 million   1.000%
Multi-Asset                >   $200 million    .875%
                           >   $500 million    .800%

  SAAMCO has entered into Subadvisory Agreements (the Subadvisory Agreement) with Wellington Management Company (WMC) to manage the investments of each portfolio.

  The portion of the investment advisory fees received by SAAMCo which are paid to WMC are as follows:

                             AVERAGE DAILY      WMC
        PORTFOLIO             NET ASSETS     ALLOCATION
-------------------------------------------------------
Money Market                $0-$500 million     .075%
                           >   $500 million     .020%
Government & Quality Bond    $0-$50 million     .225%
                           >    $50 million     .125%
                           >   $100 million     .100%
Growth/                      $0-$50 million     .325%
Growth and Income          >    $50 million     .225%
                           >   $150 million     .200%
                           >   $500 million     .150%
Capital Appreciation         $0-$50 million     .375%
                           >    $50 million     .275%
                           >   $150 million     .250%

                             AVERAGE DAILY      WMC
        PORTFOLIO             NET ASSETS     ALLOCATION
-------------------------------------------------------
Natural Resources            $0-$50 million     .350%
                           >    $50 million     .250%
                           >   $150 million     .200%
                           >   $500 million     .150%
Multi-Asset                  $0-$50 million     .250%
                           >    $50 million     .175%
                           >   $150 million     .150%
Strategic Multi-Asset        $0-$50 million     .300%
                           >    $50 million     .200%
                           >   $150 million     .175%
                           >   $500 million     .150%

  For the fiscal year ended December 31, 2001, SAAMCo received fees of $23,534,920 from the Trust, of which SAAMCo informed the Trust that $16,132,602 was retained and $7,402,318 was allocated to WMC.

NOTE 6. SECURITIES TRANSACTIONS: The portfolios had the following purchases and sales of long-term securities for the fiscal year ended December 31, 2001:

                                                                        MONEY        GOVERNMENT &     GROWTH
                                                                        MARKET       QUALITY BOND   AND INCOME       GROWTH
                                                                      PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                                     -------------------------------------------------------
    Purchases of portfolio securities (excluding U.S. government
      securities)...............................................    $           --   $ 75,922,739   $ 7,352,733   $586,362,243
    Sales of portfolio securities (excluding U.S. government
      securities)...............................................                --     52,488,210    12,759,021    561,615,187
    U.S. government securities excluded above were as follows:
    Purchases of U.S. government securities.....................                --    518,327,700            --             --
    Sales of U.S. government securities.........................                --    363,375,586            --             --

                                                                       CAPITAL         NATURAL                     STRATEGIC
                                                                     APPRECIATION     RESOURCES     MULTI-ASSET   MULTI-ASSET
                                                                      PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                                       -------------------------------------------------------
    Purchases of portfolio securities (excluding U.S. government
      securities)...............................................    $1,124,127,467   $ 38,205,492   $18,024,728   $ 84,052,371
    Sales of portfolio securities (excluding U.S. government
      securities)...............................................     1,146,929,502     34,913,692    28,402,371     86,959,021
    U.S. government securities excluded above were as follows:
    Purchases of U.S. government securities.....................                --             --            --      8,586,156
    Sales of U.S. government securities.........................                --             --            --     11,767,567

---------------------
    54

NOTE 7. CAPITAL SHARE TRANSACTIONS: Transactions in capital shares of each class of each Portfolio were as follows:

                                                       MONEY MARKET PORTFOLIO
                                 -------------------------------------------------------------------
                                                               CLASS A
                                 -------------------------------------------------------------------
                                 FOR THE YEAR ENDED DECEMBER 31,    FOR THE YEAR ENDED DECEMBER 31,
                                              2001                               2000
                                 -------------------------------   ---------------------------------
                                    SHARES           AMOUNT            SHARES            AMOUNT
                                 -------------------------------   ---------------------------------
Shares sold...................     122,154,624   $   122,154,624       193,563,338   $   193,563,338
Reinvested dividends..........       1,667,143         1,667,143         3,695,175         3,695,175
Shares redeemed...............    (151,295,610)     (151,295,610)     (198,632,275)     (198,632,275)
                                 -------------   ---------------   ---------------   ---------------
Net decrease..................     (27,473,843)  $   (27,473,843)       (1,373,762)  $    (1,373,762)
                                 =============   ===============   ===============   ===============

                                                              GOVERNMENT & QUALITY BOND PORTFOLIO
                               --------------------------------------------------------------------------------------------------
                                                             CLASS A                                           CLASS B
                               -------------------------------------------------------------------   ----------------------------
                               FOR THE YEAR ENDED DECEMBER 31,    FOR THE YEAR ENDED DECEMBER 31,    FOR THE PERIOD JULY 9, 2001
                                            2001                               2000                   THROUGH DECEMBER 31, 2001
                               -------------------------------   ---------------------------------   ----------------------------
                                  SHARES           AMOUNT            SHARES            AMOUNT           SHARES          AMOUNT
                               -------------------------------   ---------------------------------   ----------------------------
Shares sold.................      31,367,005   $   466,415,345        19,591,118   $   272,909,458      1,457,731    $21,675,693
Reinvested dividends........       1,973,755        29,014,203         1,765,772        24,350,000          5,156         75,797
Shares redeemed.............     (23,838,399)     (352,392,540)      (19,643,552)     (274,960,557)      (127,840)    (1,885,186)
                               -------------   ---------------   ---------------   ---------------   ------------    -----------
Net increase................       9,502,361   $   143,037,008         1,713,338   $    22,298,901      1,335,047    $19,866,304
                               =============   ===============   ===============   ===============   ============    ===========

                                                     GROWTH AND INCOME PORTFOLIO
                                 -------------------------------------------------------------------
                                                               CLASS A
                                 -------------------------------------------------------------------
                                 FOR THE YEAR ENDED DECEMBER 31,    FOR THE YEAR ENDED DECEMBER 31,
                                              2001                               2000
                                 -------------------------------   ---------------------------------
                                    SHARES           AMOUNT            SHARES            AMOUNT
                                 -------------------------------   ---------------------------------
Shares sold...................         387,040   $     5,440,849           519,923   $    10,131,069
Reinvested dividends..........         334,921         3,798,000           369,553         6,700,000
Shares redeemed...............        (711,737)      (10,320,490)         (955,951)      (18,763,558)
                                 -------------   ---------------   ---------------   ---------------
Net increase (decrease).......          10,224   $    (1,081,641)          (66,475)  $    (1,932,489)
                                 =============   ===============   ===============   ===============

                                                                        GROWTH PORTFOLIO
                               --------------------------------------------------------------------------------------------------
                                                             CLASS A                                           CLASS B
                               -------------------------------------------------------------------   ----------------------------
                               FOR THE YEAR ENDED DECEMBER 31,    FOR THE YEAR ENDED DECEMBER 31,    FOR THE PERIOD JULY 9, 2001
                                            2001                               2000                   THROUGH DECEMBER 31, 2001
                               -------------------------------   ---------------------------------   ----------------------------
                                  SHARES           AMOUNT            SHARES            AMOUNT           SHARES          AMOUNT
                               -------------------------------   ---------------------------------   ----------------------------
Shares sold.................       8,307,783   $   238,649,006        10,584,435   $   412,796,160        379,821    $ 9,315,946
Reinvested dividends........       5,284,447       117,156,189         2,643,666       100,380,000          8,518        188,812
Shares redeemed.............      (8,427,475)     (236,313,392)       (9,221,251)     (350,585,984)       (29,008)      (698,130)
                               -------------   ---------------   ---------------   ---------------   ------------    -----------
Net increase................       5,164,755   $   119,491,803         4,006,850   $   162,590,176        359,331    $ 8,806,628
                               =============   ===============   ===============   ===============   ============    ===========

                                                                 CAPITAL APPRECIATION PORTFOLIO
                               --------------------------------------------------------------------------------------------------
                                                             CLASS A                                           CLASS B
                               -------------------------------------------------------------------   ----------------------------
                               FOR THE YEAR ENDED DECEMBER 31,    FOR THE YEAR ENDED DECEMBER 31,    FOR THE PERIOD JULY 9, 2001
                                            2001                               2000                   THROUGH DECEMBER 31, 2001
                               -------------------------------   ---------------------------------   ----------------------------
                                  SHARES           AMOUNT            SHARES            AMOUNT           SHARES          AMOUNT
                               -------------------------------   ---------------------------------   ----------------------------
Shares sold.................      36,120,655   $ 1,442,377,339        43,416,555   $ 2,500,704,757        578,358    $16,879,269
Reinvested dividends........      11,197,282       389,777,385         4,196,616       235,640,000         14,500        504,616
Shares redeemed.............     (33,550,205)   (1,503,611,135)      (41,245,183)   (2,352,593,941)       (33,229)    (1,171,478)
                               -------------   ---------------   ---------------   ---------------   ------------    -----------
Net increase................      13,767,732   $   328,543,589         6,367,988   $   383,750,816        559,629    $16,212,407
                               =============   ===============   ===============   ===============   ============    ===========

                                                           ---------------------

                                                                  NATURAL RESOURCES PORTFOLIO
                               --------------------------------------------------------------------------------------------------
                                                             CLASS A                                           CLASS B
                               -------------------------------------------------------------------   ----------------------------
                               FOR THE YEAR ENDED DECEMBER 31,    FOR THE YEAR ENDED DECEMBER 31,    FOR THE PERIOD JULY 9, 2001
                                            2001                               2000                   THROUGH DECEMBER 31, 2001
                               -------------------------------   ---------------------------------   ----------------------------
                                  SHARES           AMOUNT            SHARES            AMOUNT           SHARES          AMOUNT
                               -------------------------------   ---------------------------------   ----------------------------
Shares sold.................       2,874,659   $    55,918,899         3,489,498   $    60,096,271         61,224    $ 1,024,774
Reinvested dividends........         321,973         5,338,317            25,526           485,000            705         11,683
Shares redeemed.............      (2,891,449)      (53,536,756)       (3,142,996)      (52,945,898)        (5,735)       (93,781)
                               -------------   ---------------   ---------------   ---------------   ------------    -----------
Net increase................         305,183   $     7,720,460           372,028   $     7,635,373         56,194    $   942,676
                               =============   ===============   ===============   ===============   ============    ===========

                                                        MULTI-ASSET PORTFOLIO
                                 -------------------------------------------------------------------
                                                               CLASS A
                                 -------------------------------------------------------------------
                                 FOR THE YEAR ENDED DECEMBER 31,    FOR THE YEAR ENDED DECEMBER 31,
                                              2001                               2000
                                 -------------------------------   ---------------------------------
                                    SHARES           AMOUNT            SHARES            AMOUNT
                                 -------------------------------   ---------------------------------
Shares sold...................         934,471   $     8,508,659           270,308   $     3,084,520
Reinvested dividends..........       1,897,959        13,950,000         2,354,668        24,465,000
Shares redeemed...............      (2,553,357)      (23,150,457)       (2,174,298)      (25,910,345)
                                 -------------   ---------------   ---------------   ---------------
Net increase (decrease).......         279,073   $      (691,798)          450,678   $     1,639,175
                                 =============   ===============   ===============   ===============

                                                   STRATEGIC MULTI-ASSET PORTFOLIO
                                 -------------------------------------------------------------------
                                                               CLASS A
                                 -------------------------------------------------------------------
                                 FOR THE YEAR ENDED DECEMBER 31,    FOR THE YEAR ENDED DECEMBER 31,
                                              2001                               2000
                                 -------------------------------   ---------------------------------
                                    SHARES           AMOUNT            SHARES            AMOUNT
                                 -------------------------------   ---------------------------------
Shares sold...................         364,050   $     2,700,805           379,071   $     4,284,465
Reinvested dividends..........       1,796,865        10,889,000         1,111,336        10,980,000
Shares redeemed...............      (1,355,269)      (11,087,557)       (1,618,097)      (17,924,952)
                                 -------------   ---------------   ---------------   ---------------
Net increase (decrease).......         805,646   $     2,502,248          (127,690)  $    (2,660,487)
                                 =============   ===============   ===============   ===============

NOTE 8. TRUSTEES RETIREMENT PLAN: The Trustees (and Directors) of the SunAmerica Family of Mutual Funds have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the Retirement Plan) effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any of the SunAmerica mutual funds (an Eligible Trustee) retires after reaching age 60 but before age 70 or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Trustee's account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. As of December 31, 2001, the Trust had accrued $300,841 for the Retirement Plan, which is included in accrued expenses on the Statement of Assets and Liabilities. For the fiscal year ended December 31, 2001, expensed $56,320 for the Retirement Plan, which is included in Trustee fees and expenses on the Statement of Operations.

NOTE 9. TRANSACTIONS WITH AFFILIATES: As disclosed in the investment portfolios, certain Portfolios own common stock issued by American International Group, Inc. (AIG) or an affiliate thereof. Effective January 1, 1999, SAAMCo, the investment adviser,

---------------------
    56
became a wholly owned subsidiary of AIG. During the fiscal year ended December 31, 2001 the following portfolios recorded realized gains and income on security transactions of AIG and affiliates of AIG as follows:

                                                                                                     REALIZED
                                                                             SECURITY                GAIN/LOSS    INCOME
                                                                ---------------------------------------------------------
    Growth and Income Portfolio...............................  American International Group, Inc.   $ 51,677     $ 1,371
    Growth Portfolio..........................................  American International Group,              --      22,081
                                                                Inc...............................
    Multi-Asset Portfolio.....................................  American International Group, Inc.         --       2,397
    Capital Appreciation Portfolio............................  Crown Castle International Corp.      671,203          --
    Strategic Multi-Asset Portfolio...........................  American General Finance Group          1,835         189
    Strategic Multi-Asset Portfolio...........................  Crown Castle International Corp.       28,523       4,103

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                     NET                     DIVIDENDS   DIVIDENDS
                                   REALIZED       TOTAL      DECLARED    FROM NET                               NET
           NET ASSET     NET     & UNREALIZED      FROM      FROM NET    REALIZED    NET ASSET                 ASSETS
             VALUE     INVEST-   GAIN (LOSS)     INVEST-      INVEST-     GAIN ON      VALUE                   END OF
 PERIOD    BEGINNING    MENT          ON           MENT        MENT       INVEST-     END OF      TOTAL        PERIOD
 ENDED     OF PERIOD   INCOME*   INVESTMENTS    OPERATIONS    INCOME       MENTS      PERIOD     RETURN**     (000'S)
------------------------------------------------------------------------------------------------------------------------
                                           Money Market Portfolio -- Class A
12/31/97    $ 1.00      $0.05       $   --        $ 0.05      $(0.05)     $   --      $ 1.00        5.1%      $ 69,804
12/31/98      1.00       0.05           --          0.05       (0.05)         --        1.00        5.1         65,553
12/31/99      1.00       0.05           --          0.05       (0.05)         --        1.00        4.7         63,222
12/31/00      1.00       0.06           --          0.06       (0.06)         --        1.00        6.0         61,849
12/31/01      1.00       0.04           --          0.04       (0.04)         --        1.00        3.7         34,375
                                     Government & Quality Bond Portfolio -- Class A
12/31/97     13.67       0.84         0.42          1.26       (0.92)      (0.05)      13.96        9.5        234,623
12/31/98     13.96       0.79         0.48          1.27       (0.57)      (0.02)      14.64        9.2        375,667
12/31/99     14.64       0.78        (1.02)        (0.25)      (0.51)      (0.21)      13.68       (1.7)       480,572
12/31/00     13.68       0.82         0.70          1.52       (0.75)         --       14.45       11.4        532,223
12/31/01     14.45       0.76         0.24          1.00       (0.68)         --       14.77        6.9        684,464
                                     Government & Quality Bond Portfolio -- Class B
12/31/01#    14.90       0.26         0.28          0.54       (0.67)         --       14.77        3.7         19,713
                                         Growth and Income Portfolio -- Class A
12/31/97     13.59       0.15         3.74          3.89       (0.34)         --       17.14       28.8         44,417
12/31/98     17.14       0.14         4.80          4.94       (0.17)      (0.80)      21.11       30.2         52,190
12/31/99     21.11       0.10         3.06          3.16       (0.15)      (3.12)      21.00       15.9         49,710
12/31/00     21.00       0.04        (1.16)        (1.12)      (0.12)      (3.21)      16.55       (6.7)        38,075
12/31/01     16.55       0.04        (2.14)        (2.10)      (0.04)      (1.86)      12.55      (11.4)        28,993
                                              Growth Portfolio -- Class A
12/31/97     23.19       0.16         6.76          6.92       (0.20)      (2.87)      27.04       30.4        485,528
12/31/98     27.04       0.11         7.19          7.30       (0.14)      (1.68)      32.52       29.0        669,330
12/31/99     32.52       0.08         8.31          8.39       (0.10)      (2.29)      38.52       26.9        868,765
12/31/00     38.52       0.06        (0.08)        (0.02)      (0.06)      (4.02)      34.42       (1.0)       914,186
12/31/01     34.42       0.09        (5.15)        (5.06)      (0.04)      (4.36)      24.96      (13.1)       791,845
                                              Growth Portfolio -- Class B
12/31/01#    30.35       0.03        (1.03)        (1.00)      (0.04)      (4.36)      24.95       (1.5)         8,965


                       RATIO OF NET
           RATIO OF     INVESTMENT
           EXPENSES       INCOME      PORTFOLIO
 PERIOD   TO AVERAGE    TO AVERAGE    TURNOVER
 ENDED    NET ASSETS    NET ASSETS      RATE
--------------------------------------------------------------------------------
            Money Market Portfolio -- Class A
12/31/97     0.6%           5.0%           --%
12/31/98     0.6            5.0            --
12/31/99     0.7            4.6            --
12/31/00     0.7            5.8            --
12/31/01     0.7@           3.8@           --
                Government & Quality Bond
                   Portfolio -- Class A
12/31/97     0.7            6.1          75.7
12/31/98     0.7            5.5         150.2
12/31/99     0.7            5.5          31.1
12/31/00     0.7            5.9          57.9
12/31/01     0.6@           5.2@         71.2
                Government & Quality Bond
                   Portfolio -- Class B
12/31/01     0.8+@          4.5+@        71.2
          Growth and Income Portfolio -- Class
                             A
12/31/97     0.8            1.0          49.4
12/31/98     0.8            0.7          41.0
12/31/99     0.9            0.5          20.4
12/31/00     0.9            0.2          23.6
12/31/01     1.0@           0.3@         23.5
               Growth Portfolio -- Class A
12/31/97     0.8            0.6          32.2
12/31/98     0.8            0.4          27.1
12/31/99     0.7            0.2          39.9
12/31/00     0.7            0.2          69.8
12/31/01     0.7@           0.3@         70.4
               Growth Portfolio -- Class B
12/31/01     0.9+@          0.3+@        70.4

---------------
* Selected data for a share of beneficial interest outstanding throughout each period (calculated based upon average shares outstanding)
** Does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.
#  Commenced operations on July 9, 2001.
+  Annualized.
@ The ratio is net of custody credit of less than 0.01%.

---------------------
    58

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                        NET                     DIVIDENDS   DIVIDENDS
                                      REALIZED       TOTAL      DECLARED    FROM NET                              NET
           NET ASSET      NET       & UNREALIZED      FROM      FROM NET    REALIZED    NET ASSET                ASSETS
             VALUE     INVESTMENT   GAIN (LOSS)     INVEST-      INVEST-     GAIN ON      VALUE                  END OF
 PERIOD    BEGINNING     INCOME          ON           MENT        MENT       INVEST-     END OF      TOTAL       PERIOD
 ENDED     OF PERIOD    (LOSS)*     INVESTMENTS    OPERATIONS    INCOME       MENTS      PERIOD     RETURN**    (000'S)
-------------------------------------------------------------------------------------------------------------------------
                                        Capital Appreciation Portfolio -- Class A
12/31/97    $28.00       $ 0.02        $ 7.05        $ 7.07      $(0.05)     $(2.81)     $32.21       25.4%    $  814,311
12/31/98     32.21         0.04          6.24          6.28       (0.02)      (2.88)      35.59       22.2      1,100,646
12/31/99     35.59         0.08         23.40         23.48       (0.03)      (2.02)      57.02       67.6      1,986,888
12/31/00     57.02         0.11         (3.39)        (3.28)      (0.05)      (6.25)      47.44       (7.5)     1,954,892
12/31/01     47.44        (0.06)        (7.82)        (7.88)      (0.10)      (9.85)      29.61      (12.6)     1,628,155
                                        Capital Appreciation Portfolio -- Class B
12/31/01#    42.82        (0.00)        (3.28)        (3.28)      (0.09)      (9.85)      29.60       (3.3)        16,565
                                         Natural Resources Portfolio -- Class A
12/31/97     16.87         0.20         (1.49)        (1.29)      (0.17)      (0.99)      14.42       (8.6)        50,054
12/31/98     14.42         0.21         (2.72)        (2.51)      (0.19)      (0.13)      11.59      (17.3)        39,299
12/31/99     11.59         0.14          4.67          4.81       (0.18)         --       16.22       41.5         54,391
12/31/00     16.22         0.09          3.06          3.15       (0.14)         --       19.23       19.4         71,625
12/31/01     19.23         0.21         (0.49)        (0.28)      (0.07)      (1.22)      17.66       (1.0)        71,144
                                         Natural Resources Portfolio -- Class B
12/31/01#    19.46         0.03         (0.56)        (0.53)      (0.07)      (1.22)      17.64       (2.3)           991
                                            Multi-Asset Portfolio -- Class A
12/31/97     13.35         0.34          2.36          2.70       (0.43)      (2.10)      13.52       21.1        145,685
12/31/98     13.52         0.30          2.56          2.86       (0.40)      (2.49)      13.49       24.5        146,712
12/31/99     13.49         0.26          1.28          1.54       (0.34)      (2.11)      12.58       12.5        129,442
12/31/00     12.58         0.27         (0.21)         0.06       (0.30)      (2.44)       9.90       (0.6)       106,298
12/31/01      9.90         0.20         (0.74)        (0.54)      (0.28)      (1.18)       7.90       (4.3)        87,071
                                       Strategic Multi-Asset Portfolio -- Class A
12/31/97     12.20         0.23          1.48          1.71       (0.31)      (2.32)      11.28       14.3         53,289
12/31/98     11.28         0.23          1.13          1.36       (0.26)      (1.92)      10.46       15.2         49,254
12/31/99     10.46         0.24          2.50          2.74       (0.17)      (1.26)      11.77       28.2         79,273
12/31/00     11.77         0.29         (0.85)        (0.56)      (0.26)      (1.60)       9.35       (5.6)        61,771
12/31/01      9.35         0.22         (1.08)        (0.86)      (0.44)      (1.43)       6.62       (7.4)        49,059


                         RATIO OF NET
           RATIO OF       INVESTMENT
           EXPENSES      INCOME (LOSS)   PORTFOLIO
 PERIOD   TO AVERAGE      TO AVERAGE     TURNOVER
 ENDED    NET ASSETS      NET ASSETS       RATE
-------------------------------------------------------------------------------------------
          Capital Appreciation Portfolio -- Class A
12/31/97      0.7%            0.1%          60.1%
12/31/98      0.7             0.1           59.6
12/31/99      0.7             0.2           63.7
12/31/00      0.7             0.2           84.2
12/31/01      0.8@           (0.2)@         68.2
          Capital Appreciation Portfolio -- Class B
12/31/01      0.9+@          (0.2)+@        68.2
           Natural Resources Portfolio -- Class A
12/31/97      0.9             1.2           27.9
12/31/98      0.9             1.6           51.2
12/31/99      1.0             1.0           86.7
12/31/00      0.9             0.5           85.0
12/31/01      0.9@            1.1@          48.3
           Natural Resources Portfolio -- Class B
12/31/01      1.1+@           0.5+@         48.3
              Multi-Asset Portfolio -- Class A
12/31/97      1.1             2.4           56.5
12/31/98      1.1             2.2           51.1
12/31/99      1.1             2.0           40.9
12/31/00      1.1             2.2           35.9
12/31/01      1.1@            2.2@          30.3
          Strategic Multi-Asset Portfolio -- Class A
12/31/97      1.4             1.8           59.7
12/31/98      1.5             2.0          157.1
12/31/99      1.5             2.4          158.9
12/31/00      1.2             2.6          165.4
12/31/01      1.2@            2.7@         178.9

---------------
* Selected data for a share of beneficial interest outstanding throughout each period (calculated based upon average shares outstanding)
** Does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.
#  Commenced operations on July 9, 2001.
+  Annualized.
@ The ratio is net of custody credit of less than 0.01%.

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES AND SHAREHOLDERS OF ANCHOR SERIES TRUST

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Portfolio, Government & Quality Bond Portfolio, Growth and Income Portfolio, Growth Portfolio, Capital Appreciation Portfolio, Natural Resources Portfolio, Multi-Asset Portfolio and Strategic Multi-Asset Portfolio (constituting the eight portfolios of Anchor Series Trust, hereafter referred to as the "Trust") at December 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which, require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 19, 2002

---------------------
    60

---------------------

ANCHOR SERIES TRUST
DIRECTOR INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

  The following table contains basic information regarding the Directors that oversee operations of the Portfolios and other investment companies within the SunAmerica Mutual Funds complex.

                                                                                          NUMBER OF
                                             TERM OF                                    PORTFOLIOS IN
                            POSITION HELD   OFFICE AND                                      FUND                OTHER
            NAME,               WITH        LENGTH OF              PRINCIPAL               COMPLEX          DIRECTORSHIPS
         ADDRESS AND         SUNAMERICA        TIME           OCCUPATIONS DURING          OVERSEEN           HELD OUTSIDE
        DATE OF BIRTH*         COMPLEX        SERVED             PAST 5 YEARS            BY DIRECTOR         FUND COMPLEX
        --------------      -------------   ----------   -----------------------------  -------------   ----------------------
    S. James Coppersmith     Director        17 years    Retired; formerly, President        42         Director of BJ's
    DOB: February 21, 1933                               and General Manager, WCVB-                     Wholesale Club, Inc.;
                                                         TV, a division of the Hearst                   Member of Board of
                                                         Corp. (1982 to 1994);                          Governors of the
                                                         Director/Trustee of                            Boston Stock Exchange.
                                                         SunAmerica Mutual Funds
                                                         ("SAMF") SAMF and Anchor
                                                         Series Trust ("AST").
    Samuel M. Eisenstat      Chairman of     16 years    Attorney, solo practitioner;        43         Director of North
    DOB: March 7, 1940       the Board                   Chairman of the Boards of                      European Oil Royalty
                                                         Directors/Trustees of SAMF,                    Trust.
                                                         AST and SunAmerica Senior
                                                         Floating Rate Fund ("SASRF").
    Stephen J. Gutman        Director        17 years    Partner and Managing Member         43         None
    DOB: May 10, 1943                                    of B.B. Associates LLC
                                                         (menswear specialty retailing
                                                         and other activities) since
                                                         1988; Director/Trustee of
                                                         SAMF, AST and SASRF.
    Peter A. Harbeck         Director and     7 years    Director and President,             80         None
    DOB: January 23, 1954    President                   SunAmerica, since 1995;
                                                         Director, AIG Asset
                                                         Management International,
                                                         Inc. ("AIGAMI") since 2000;
                                                         Managing Director, John
                                                         McStay Investment Counsel,
                                                         L.P. ("JMIC") since 1999;
                                                         Director, SACS, since 1993;
                                                         Director and President,
                                                         SunAmerica Fund Services,
                                                         Inc. ("SAFS"), since 1988;
                                                         President, SAMF, AST and
                                                         SASRF; Director, VALIC
                                                         Company I and VALIC Company
                                                         II, since October 2001.

---------------
* The business address for each Director is the SunAmerica Center, 733 Third Avenue, 3rd floor, New York, NY 10017-3204.

Additional information concerning the Directors is contained in the Statement of Additional Information and is available without charge by calling (800) 858-8850.
                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
SHAREHOLDERS TAX INFORMATION (UNAUDITED)

Certain tax information regarding the Anchor Series Trust is required to be provided to shareholders based upon each Portfolio's income and distributions for the taxable year ended December 31, 2001. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2001. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you under separate cover in January 2002.

During the year ended December 31, 2001 the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

                                                                NET            NET              NET        QUALIFYING % FOR THE
                                                   TOTAL     INVESTMENT     SHORT-TERM       LONG-TERM        70% DIVIDENDS
                                                 DIVIDENDS     INCOME     CAPITAL GAINS*   CAPITAL GAINS    RECEIVED DEDUCTION
                                                 ---------   ----------   --------------   -------------   --------------------
Money Market Portfolio -- Class A..............    $0.04       $0.04          $  --            $  --                  --%
Government & Quality Bond Portfolio -- Class
  A............................................     0.68        0.68             --               --                  --
Government & Quality Bond Portfolio -- Class
  B............................................     0.67        0.67             --               --                  --
Growth and Income Portfolio -- Class A.........     1.90        0.04             --             1.86              100.00
Growth Portfolio -- Class A....................     4.40        0.04           1.39             2.97               14.03
Growth Portfolio -- Class B....................     4.40        0.04           1.39             2.97               14.03
Capital Appreciation Portfolio -- Class A......     9.95        0.10           0.82             9.03                0.00
Capital Appreciation Portfolio -- Class B......     9.94        0.09           0.82             9.03                0.00
Natural Resources Portfolio -- Class A.........     1.29        0.07             --             1.22               20.00
Natural Resources Portfolio -- Class B.........     1.29        0.07             --             1.22               20.00
Multi-Asset Portfolio -- Class A...............     1.46        0.28           0.42             0.76                9.98
Strategic Multi-Asset Portfolio -- Class A.....     1.87        0.44           0.45             0.98                3.26

---------------
* Short-term capital gains are treated as ordinary income for tax purposes.

---------------------
    62

---------------------

    COMPARISONS: PORTFOLIOS VS. STOCKS

              Wellington Management Company, LLP is pleased to provide the following investment comments regarding the eight Anchor Series Trust Portfolios for the fiscal year ended December 31, 2001. The accompanying graphs compare the performance of a $10,000 investment in each portfolio (except Money Market) to a $10,000 investment in a comparable securities index over the ten year period ended December 31, 2001. Importantly, such indices represent "paper" portfolios and do not reflect the costs and expenses of actual investing. To provide investors with additional perspective we have added comparative fund averages as compiled by Lipper Analytical Services. The Lipper averages referred to in the following pages represent all variable annuity underlying funds with similar objectives and are included in each portfolio's discussion when a comparable Lipper category exists. The Lipper returns shown include all fund expenses but exclude insurance company expenses associated with the variable annuities. We believe these averages may be helpful to shareholders in evaluating the Anchor Series Trust Portfolios, since an average of comparable funds is often a truer comparison than an unmanaged index of securities such as the S&P 500 or the Lehman Aggregate (which are not actively managed and are reported "gross" of all expenses and transaction costs).

              THE FOLLOWING GRAPHS AND TABLES SHOW THE PERFORMANCE OF THE PORTFOLIOS AT THE ANCHOR SERIES TRUST LEVEL AND INCLUDE ALL TRUST EXPENSES, BUT NO INSURANCE COMPANY EXPENSES ASSOCIATED WITH THE VARIABLE ANNUITY AND NO CONTINGENT DEFERRED SALES CHARGE. NO EXPENSES ARE DEDUCTED FROM THE PERFORMANCE OF THE INDEXES. ALL DIVIDENDS ARE ASSUMED TO BE REINVESTED.

              Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, is not guaranteed by the U.S. government or any other entity. There can be no assurance that the Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.

---------------------

              Money Market Portfolio

                The Money Market Portfolio -- Class A returned 3.7% in 2001, in line with the Lipper Variable Annuity Money Market Fund Average return of 3.7%. Short-term interest rates fell 475 basis points for the year to 1.75%, which is a record low. Lower interest rates and credit deterioration played a significant role in the investment of funds as the universe of acceptable issuers shrank materially over the reporting period. In this low interest rate environment, commercial paper outstanding fell by 11% as corporate Treasurers sought to extend their debt maturities and others were forced out of the commercial paper market for credit reasons.

                We will continue to manage the Portfolio with the expectation that the stock market will remain relatively flat through the first part of 2002, while looking to the later part of the year for a broad economic recovery and higher interest rates.

                                                           ---------------------

          FIXED-INCOME PORTFOLIOS

           [GOVERNMENT/QUALITY BOND PORTFOLIO GRAPHIC]

                                                                     GOV'T & QLTY BOND                LEHMAN BROS AGGREGATE
                                                                     -----------------                ---------------------
12/91                                                                     10000.00                           10000.00
12/92                                                                     10690.00                           10740.00
12/93                                                                     11574.00                           11787.00
12/94                                                                     11218.00                           11443.00
12/95                                                                     13397.00                           13557.00
12/96                                                                     13784.00                           14050.00
12/97                                                                     15098.00                           15406.00
12/98                                                                     16484.00                           16745.00
12/99                                                                     16212.00                           16607.00
12/00                                                                     18051.00                           18538.00
12/01                                                                     19302.00                           20103.00

           GOVERNMENT AND QUALITY BOND PORTFOLIO, CLASS A
           AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

1-year                                                          6.93%
5-year                                                          6.97%
10-year                                                         6.80%

The Lehman Brothers Aggregate Index combines several Lehman Brothers indexes which include the government and corporate markets, agency mortgage pass-through securities, and asset-backed securities.

              GOVERNMENT AND QUALITY BOND PORTFOLIO -- CLASS A

                The Government and Quality Bond Portfolio -- Class A returned
              6.9% in 2001. The Portfolio's return was slightly better than that of the Lipper General U.S. Government Variable Annuity Fund Average return (which consists of funds that invest at least 65% of their assets in U.S. government and agency issues) of 6.7%, but trailed the more broadly based Lehman Aggregate return of 8.4%. The Portfolio ended the year with a short-of-benchmark duration, an overweight position in the mortgage sector, and a strategic weighting of long Treasuries rather than short Treasuries. We think that an improving economy and a stable interest rate environment will benefit corporate bonds and mortgage securities. Consequently, the Portfolio remains overweight in these sectors. The Portfolio continues to be managed with a high-quality bias and a preference for liquidity.

              The graph represents past performance, which is not indicative of future results.

---------------------

          BALANCED PORTFOLIOS

[MULTI-ASSET PORTFOLIO GRAPHIC]

                                                                                          LEHMAN BROS
                                            MULTI-ASSET           S&P 500 INDEX            AGGREGATE             CUSTOM INDEX
                                            -----------           -------------           -----------            ------------
12/91                                         10000.00               10000.00               10000.00               10000.00
12/92                                         10822.00               10764.00               10740.00               10740.00
12/93                                         11613.00               11833.00               11787.00               11776.00
12/94                                         11417.00               12005.00               11443.00               11778.00
12/95                                         14264.00               16483.00               13557.00               15185.00
12/96                                         16243.00               20282.00               14050.00               17472.00
12/97                                         19676.00               27067.00               15406.00               21557.00
12/98                                         24490.00               34848.00               16745.00               26034.00
12/99                                         27539.00               42167.00               16607.00               29240.00
12/00                                         27380.00               38371.00               18538.00               28876.00
12/01                                         26199.00               33838.00               20103.00               27735.00

MULTI-ASSET PORTFOLIO, CLASS A
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

1-year                                                          -4.31%
5-year                                                          10.03%
10-year                                                         10.11%

The S&P 500 Composite Index tracks the performance of 500 large company stocks which are designed to represent price movements in the U.S. equity market. Companies are chosen for market size and liquidity so that, in aggregate, they represent a broad distribution across industry groups. The index includes both foreign and domestic stocks traded publicly in the U.S. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies. The Lehman Brothers Aggregate Index combines several Lehman Brothers indexes which include the government and corporate markets, agency mortgage pass-through securities, and asset-backed securities. The Custom index consists of 60% S&P 500 Composite Index, 35% Lehman Brothers Aggregate Index, and 5% 3-month T-bill.

              MULTI-ASSET PORTFOLIO -- CLASS A

                The Multi-Asset Portfolio -- Class A returned -4.3% in 2001, ahead of the Lipper Variable Annuity Flexible Portfolio Average return (which consists of funds that allocate their investments across various asset classes, including domestic common stocks, bonds, and money market instruments, with a focus on total return) of -5.3%, and just behind the custom index return of -4.0%. On an absolute basis, the fixed income portion of the Portfolio added to returns (+9.7%), outperforming the overall bond market return, as measured by the Lehman Aggregate index (+8.4%). Although the equity portion of the Portfolio detracted from performance (-10.3%), it outperformed the market, as measured by the S&P 500 index (-11.9%). Equity exposure ranged from 57% to 65% of the Portfolio during 2001, closing the year at 63%.

    The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

       [STRATEGIC MULTI-ASSET PORTFOLIO GRAPHIC]

                                                                                        SALOMON BROTHERS
                                                                  MSCI AC WORLD         WORLD GOV'T BOND
                                           STRATEGIC M A             FREE USD                HEDGED              CUSTOM INDEX
                                           -------------          -------------         ----------------         ------------
12/91                                         10000.00               10000.00               10000.00               10000.00
12/92                                         10393.00                9577.00               10788.00               10253.00
12/93                                         11984.00               11960.00               12127.00               12043.00
12/94                                         11675.00               12561.00               11674.00               12294.00
12/95                                         14333.00               15005.00               13782.00               14876.00
12/96                                         16456.00               16986.00               14980.00               16617.00
12/97                                         18813.00               19533.00               16567.00               19117.00
12/98                                         21674.00               23824.00               18395.00               22338.00
12/99                                         27779.00               30211.00               18639.00               26309.00
12/00                                         26192.00               25999.00               20627.00               24338.00
12/01                                         24289.00               21862.00               21919.00               22261.00

STRATEGIC MULTI-ASSET PORTFOLIO, CLASS A
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

1-year                                                          -7.36%
5-year                                                           8.09%
10-year                                                          9.28%

The Custom Index consists of 65% MSCI AC World Free, 20% Salomon Brothers World Gov't Bond (U.S.$ Hedged), 10% Lehman Brothers High Yield Index, and 5% 3-month T-bill. The Custom Index prior to 2/28/98 consisted of 30% MSCI AC World Free Ex-U.S., 20% Lehman Brothers Aggregate, 30% S&P 500 Composite Index and 10% Russell 2000 Index, and 10% 3-month T-bill.

The MSCI-AC World Free USD Index is a market capitalization weighted benchmark of the listed securities of Argentina, Australia, Austria, Belgium, Brazil, Canada, Chili, China, Colombia, Czech Republic, Denmark, Finland, France, Germany, Greece, Hong Kong, Hungary, India Indonesia, Ireland, Israel, Italy, Japan, Jordan, Korea, Malaysia, Mexico, Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Russia, Singapore, South Africa, Spain, Sri Lanka, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Kingdom, United States, and Venezuela, that uses an arbitrary sampling of stocks and aims to capture 60% of the total market capitalization at both the country and industry levels. The Salomon Smith Barney World Government Bond -- U.S.$ Hedge Index is a market capitalization weighted, total return benchmark designed to cover the government bond markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Netherlands, Spain, Sweden, Switzerland, United Kingdom, the United States, and Portugal. For a country to be added to the Index, its eligible issues must total at least US$20 billion and Y2.5 trillion for three consecutive months.

              STRATEGIC MULTI-ASSET PORTFOLIO -- CLASS A

                The Strategic Multi-Asset Portfolio -- Class A posted a return of -7.4% in 2001, outperforming the Lipper Variable Annuity Global Flexible Portfolio Average return (which includes funds that allocate their investments across various asset classes, including both domestic and foreign stocks, bonds, and money market instruments, with a focus on total return) of -9.4% and its custom index return of -9.0%. The Strategic Multi-Asset Portfolio is a global asset allocation fund which invests broadly across the world's major stock markets (including large cap and small cap investments) and the world's major bond markets (both investment grade and high yield).

                An overweight position in equity securities at the start of the year was reduced by the third quarter of 2001, as equity markets struggled. By the fourth quarter, the Portfolio was rebalanced to an overweight position in equities, ending the year at 67%.

    The graph represents past performance, which is not indicative of future results.
---------------------
    66

          EQUITY PORTFOLIOS

[GROWTH AND INCOME PORTFOLIO GRAPHIC]

                                                                     GROWTH AND INCOME                    S&P 500 INDEX
                                                                     -----------------                    -------------
12/91                                                                     10000.00                           10000.00
12/92                                                                     12010.00                           10764.00
12/93                                                                     14655.00                           11833.00
12/94                                                                     13238.00                           12005.00
12/95                                                                     15434.00                           16483.00
12/96                                                                     18544.00                           20282.00
12/97                                                                     23877.00                           27067.00
12/98                                                                     31080.00                           34848.00
12/99                                                                     36016.00                           42167.00
12/00                                                                     33601.00                           38371.00
12/01                                                                     29784.00                           33838.00

GROWTH AND INCOME PORTFOLIO -- CLASS A
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

1-year                                                        -11.41%
5-year                                                         9.93%
10-year                                                       11.53%

The S&P 500 Composite Index tracks the performance of 500 large company stocks which are designed to represent price movements in the U.S. equity market. Companies are chosen for market size and liquidity so that, in aggregate, they represent a broad distribution across industry groups. The index includes both foreign and domestic stocks traded publicly in the U.S. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              GROWTH AND INCOME PORTFOLIO -- CLASS A

                The Growth and Income Portfolio -- Class A returned -11.4%, slightly ahead of the benchmark S&P 500 index return of -11.9%, and well ahead of the Lipper Variable Annuity Large-Cap Core Average return (which includes funds that combine a growth of earnings orientation and an income requirement for level and/or rising dividends) of -13.0% in 2001. On an absolute basis, none of the sectors contributed positively to total Portfolio performance for the year. However, relative to its peers, the Portfolio was helped by good stock selection in the Information Technology sector, which saw strong gains during the last quarter of the year. A few of the top performing stocks during the reporting period included Microsoft, IBM, Wal-Mart and Accenture.

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

[GROWTH PORTFOLIO GRAPHIC]

                                                         GROWTH                   S&P 500 INDEX            RUSSELL 3000 INDEX
                                                         ------                   -------------            ------------------
12/91                                                   10000.00                    10000.00
12/92                                                   10543.00                    10764.00
12/93                                                   11360.00                    11833.00
12/94                                                   10824.00                    12005.00                    10824.00
12/95                                                   13673.00                    16483.00                    14808.00
12/96                                                   17098.00                    20282.00                    18039.00
12/97                                                   22296.00                    27067.00                    23772.00
12/98                                                   28754.00                    34848.00                    29509.00
12/99                                                   36500.00                    42167.00                    35678.00
12/00                                                   36123.00                    38371.00                    33015.00
12/01                                                   31395.00                    33838.00                    29232.00

THE GROWTH PORTFOLIO, CLASS A
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/00

1-year                                                         -13.09%
5-year                                                          12.92%
10-year                                                         12.12%

The S&P 500 Composite Index tracks the performance of 500 large company stocks which are designed to represent price movements in the U.S. equity market. Companies are chosen for market size and liquidity so that, in aggregate, they represent a broad distribution across industry groups. The index includes both foreign and domestic stocks traded publicly in the U.S. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies. The Russell 3000 performance is shown beginning in 1995 to coincide with the inception of the current multi-cap approach for this portfolio. The Russell 3000 Index is an unmanaged, weighted index of the 3,000 largest publicly traded companies by market capitalization in the United States and is broadly representative of the universe of potential securities in which the Portfolio may invest. For comparison purposes, performance for years prior to 1995 are assumed to be the same as the portfolio.

              GROWTH PORTFOLIO -- CLASS A

                The Growth Portfolio -- Class A returned -13.1%, trailing the
              S&P 500 Index return of -11.9%, but on par with the Lipper Variable Annuity Multi-Cap Core Average return (which includes funds that normally invest in companies whose long term earnings are expected to grow significantly faster than the earnings of the stocks represented in major unmanaged stock indices) of -12.9% in 2001. The Portfolio's overweight position in the Materials and Consumer Discretionary sectors were positive factors to relative returns. The Portfolio was negatively impacted, however, by its exposure to Information Technology and Telecommunications, despite holding underweight positions in both sectors. The Portfolio ended the year with an overweight position in Materials, Energy and Utilities. Some of the top performing stocks for the year included Gilead Science, Microsoft, IBM, FedEx and Accenture.

              The graph represents past performance, which is not indicative of future results.

---------------------
    68

[CAPITAL APPRECIATION PORTFOLIO GRAPHIC]

                                                      CAPITAL APPR.            RUSSELL 2000 INDEX             CUSTOM INDEX
                                                      -------------            ------------------             ------------
12/91                                                   10000.00                    10000.00                    10000.00
12/92                                                   12594.00                    11841.00                    11059.00
12/93                                                   15248.00                    14076.00                    12884.00
12/94                                                   14668.00                    13820.00                    12944.00
12/95                                                   19738.00                    17752.00                    16905.00
12/96                                                   24699.00                    20680.00                    20040.00
12/97                                                   30980.00                    25304.00                    25101.00
12/98                                                   37859.00                    24660.00                    28227.00
12/99                                                   63443.00                    29902.00                    34545.00
12/00                                                   58704.00                    28999.00                    32385.00
12/01                                                   51301.00                    29719.00                    30332.00

CAPITAL APPRECIATION PORTFOLIO -- CLASS A
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

1-year                                                          -12.60%

5-year                                                           15.20%

10-year                                                          17.49%

Russell 2000 Index is an unmanaged, weighted index of the top 2,000 smallest publicly traded companies within the Russell 3000 Index (the largest 3000 United States companies based on total market capitalization). The Custom Index consists of 45% S&P 500 Composite Index, 45% Russell 2000 Index, and 10% MSCI AC World Free ex-U.S. Index.

              CAPITAL APPRECIATION PORTFOLIO -- CLASS A

                The Capital Appreciation Portfolio -- Class A posted a return of
              -12.6% in 2001, significantly ahead of the Lipper Variable Annuity Multi-Cap Growth Average return (which includes funds that aim at maximum capital appreciation) of -26.8%, but behind the S&P 500 index return of -11.9% and the Russell 2000 Index return of 2.5%. The Portfolio was helped by overweight positions in the Consumer Discretionary and Healthcare sectors, while an overweight position in Telecommunications detracted from performance. The Portfolio ended the year with an underweight position in Financials, Materials and Industrials. Strong stock selections during the year included First Data, Bed Bath & Beyond, Staples, Genzyme, Gilead Sciences and Dell.

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

[NATURAL RESOURCES PORTFOLIO GRAPHIC]

                                                                                               MSCI WORLD
                                     NATURAL                                MSCI/S&P             ENERGY            MSCI WORLD
                                    RESOURCES            S&P 500         WORLD OIL & GAS       EQUIPMENT &       METALS & MINING
                                    PORTFOLIO        COMPOSITE INDEX          INDEX          SERVICES INDEX           INDEX
                                    ---------        ---------------     ---------------     --------------      ---------------
12/91                               10000.00            10000.00
12/92                               10252.00            10762.00
12/93                               13985.00            11846.00
12/94                               14098.00            12003.00            14098.00            14098.00            14098.00
12/95                               16660.00            16513.00            17506.00            18851.00            14463.00
12/96                               18897.00            20306.00            21684.00            26623.00            14164.00
12/97                               17247.00            27080.00            25712.00            37849.00            10198.00
12/98                               14279.00            34820.00            27687.00            19885.00             9138.00
12/99                               20208.00            42148.00            33754.00            28709.00            13938.00
12/00                               24130.00            38311.00            35056.00            38758.00            10831.00
12/01                               23887.00            33758.00            33365.00            27286.00            11136.00

NATURAL RESOURCES PORTFOLIO, CLASS
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/00

1-year                                                          -1.01%
5-year                                                           4.80%
10-year                                                          9.10%

  The S&P 500 Composite Index tracks the performance of 500 large company stocks which are designed to represent price movements in the U.S. equity market. Companies are chosen for market size and liquidity so that, in aggregate, they represent a broad distribution across industry groups. The index includes both foreign and domestic stocks traded publicly in the U.S. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies. The MSCI Energy Sources, Gold Mines and Non-Ferrous Metals indices were previously used for comparison of specific commodities underlying the Natural Resources Portfolio. However, the indices are no longer in existence. Therefore, the Portfolio will now use the MSCI/S&P World Metals & Mining, World Oil & Gas and World Energy and Equipment as a comparison for performance. These Sources indices represent specific commodities underlying the Natural Resources Portfolio.

Note: The inception of the MSCI/S&P World indices was 1995. For purposes of this chart, the indices were assumed to have returns identical to the AS Natural Resources Portfolio up until their introduction in 1995.

              NATURAL RESOURCES PORTFOLIO -- CLASS A

                The Natural Resources Portfolio -- Class A returned -1.0% for the year, outperforming the Lipper Variable Annuity Natural Resources Average return of -11.5%. Energy stocks had a very difficult year, while Metals & Mining represented the strongest sectors for the Portfolio. Listed below are the annual returns for the major sectors represented in the Portfolio. Sector returns are gross returns of the MSCI/S&P World indices.

                       Energy & Equipment                             -29.4%
                       Oil & Gas                                       -4.4%
                       Metals & Mining                                  3.3%
                       Paper & Forest Products                          0.9%

                The Portfolio continues to focus on sectors where the short-term view differs from the long-term outlook. The Portfolio looks for companies that we believe are reasonably valued and can continue to grow production. Going forward, the Portfolio's assets are being shifted from the more cyclically sensitive base metals sector to the energy sector, which has suffered a dramatic sell-off. We think the energy sector offers greater potential reward relative to risk going forward.

              The graph represents past performance, which is not indicative of future results.

---------------------
    70

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                               I-1112-AR (R 2/02)

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